Schedule of Investments
(unaudited)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.84%, 07/20/34
(a) (b)
......... USD 5,500 $ 5,494,524
AGL Core CLO 2 Ltd., Series 2019-2A, Class
B, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.58%, 04/20/32
(a) (b)
......... 1,000 1,000,211
AIMCO CLO, Series 2018-BA, Class AR,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.76%, 01/15/32
(a) (b)
......... 3,500 3,496,653
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b) (c)
......... 1,501 1,453,104
Alinea CLO Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.33%, 07/20/31
(a) (b)
......... 7,000 6,987,538
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.75%, 10/21/28
(a) (b)
........ 2,055 2,054,489
American Express Credit Account Master Trust
Series 2023-1, Class A, 4.87%, 05/15/28 . 8,569 8,631,787
Series 2023-3, Class A, 5.23%, 09/15/28 . 11,240 11,421,634
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (3-mo. CME Term SOFR + 1.31%),
6.71%, 07/24/29
(a) (b)
............... 1,354 1,353,746
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.86%, 01/19/35
(a) (b)
1,750 1,743,015
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (3-mo. CME Term SOFR at
1.09% Floor + 1.35%), 6.74%, 01/28/31
(a) (b)
12,790 12,777,715
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.76%, 04/15/34
(a) (b)
.... 4,260 4,249,350
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 1,665 1,487,680
ARI Fleet Lease Trust, Series 2022-A, Class
A2, 3.12%, 01/15/31
(b)
............. 6,307 6,249,218
Arm Master Trust LLC
(b)
Series 2021-T1, Class A, 2.43%, 11/15/27 730 699,698
Series 2023-T1, Class A, 6.56%, 02/17/25 327 326,615
AutoFlorence 2 SRL
(a)(d)
Series 2, Class C, (1-mo. EURIBOR +
1.15%), 5.03%, 12/24/44 ......... EUR 243 264,972
Series 2, Class D, (1-mo. EURIBOR +
2.35%), 6.23%, 12/24/44 ......... 130 140,289
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR
+ 1.05%), 4.93%, 01/31/39 ........ 1,152 1,257,968
Series 2021-SP, Class D, (1-mo. EURIBOR
+ 1.55%), 5.43%, 01/31/39 ........ 439 475,652
Series 2021-SP, Class E, (1-mo. EURIBOR
+ 2.65%), 6.53%, 01/31/39 ........ 329 352,009
Series 2021-SP, Class F, (1-mo. EURIBOR
+ 3.90%), 7.78%, 01/31/39 ........ 55 59,141
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27 USD 4,552 4,462,467
Series 2023-A1, Class A1, 4.79%, 05/15/28 24,775 24,861,309
Series 2023-A2, Class A2, 4.98%, 11/15/28 7,877 7,968,655
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (3-mo. CME Term SOFR at
1.50% Floor + 1.76%), 7.18%, 07/20/30
(a) (b)
1,350 1,347,058
Barings CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.75%, 04/20/31 ............... 900 900,643
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-4A, Class A1, (3-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 6.99%,
01/15/33 .................... USD 550 $ 551,804
Series 2020-4A, Class B, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 7.23%,
01/20/32 .................... 5,650 5,619,100
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.84%, 07/15/34
(a) (b)
......... 4,500 4,475,764
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.33%,
07/20/29
(a) (b)
.................... 1,350 1,346,698
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.77%,
04/20/31
(a) (b)
.................... 2,149 2,149,041
BHG Securitization Trust
(b)
Series 2021-A, Class A, 1.42%, 11/17/33 . 191 179,981
Series 2022-B, Class A, 3.75%, 06/18/35 . 437 434,846
BL Consumer Credit
(a)(d)
Series 2021-1, Class C, (1-mo. EURIBOR +
1.10%), 4.98%, 09/25/38 ......... EUR 528 581,813
Series 2021-1, Class D, (1-mo. EURIBOR +
1.65%), 5.53%, 09/25/38 ......... 681 749,746
Series 2021-1, Class E, (1-mo. EURIBOR +
2.85%), 6.73%, 09/25/38 ......... 356 380,346
BlueMountain CLO Ltd., Series 2018-2A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.34%, 08/15/31
(a) (b)
......... USD 500 498,751
BlueMountain Fuji US CLO III Ltd., Series
2017-3A, Class A2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.81%,
01/15/30
(a) (b)
.................... 250 245,985
Brignole Co. SRL, Series 2021, Class D, (1-mo.
EURIBOR + 1.60%), 5.48%, 07/24/36
(a) (d)
. EUR 100 109,310
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, (3-mo. CME
Term SOFR at 0.55% Floor + 0.81%),
6.21%, 05/15/28
(a)
.............. USD 2,240 2,226,402
Series 2022-A2, Class A, 3.49%, 05/15/27 4,595 4,508,838
Series 2022-A3, Class A, 4.95%, 10/15/27 10,350 10,378,134
Series 2023-A1, Class A, 4.42%, 05/15/28 9,663 9,623,989
Capital One Prime Auto Receivables Trust,
Series 2023-2, Class A3, 5.82%, 06/15/28 3,358 3,438,045
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.63%, 04/17/31 ............... 3,807 3,805,023
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.80%, 07/15/31 ............... 5,880 5,892,487
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
......... 2,030 1,768,554
CBAM Ltd., Series 2019-9A, Class B2, (3-mo.
CME Term SOFR at 1.90% Floor + 2.16%),
7.56%, 02/12/30
(a) (b)
............... 3,500 3,473,242
Cedar Funding X CLO Ltd., Series 2019-10A,
Class BR, (3-mo. CME Term SOFR at
1.60% Floor + 1.86%), 7.28%, 10/20/32
(a) (b)
570 565,518
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. CME Term SOFR at
1.35% Floor + 1.61%), 7.00%, 05/29/32
(a) (b)
1,500 1,476,950
Chase Issuance Trust, Series 2023-A1, Class
A, 5.16%, 09/15/28 ............... 15,973 16,220,032

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Chesapeake Funding II LLC
(b)
Series 2020-1A, Class B, 1.24%, 08/15/32 USD 1,170 $ 1,153,244
Series 2020-1A, Class C, 2.14%, 08/15/32 720 709,049
Series 2023-2A, Class A1, 6.16%, 10/15/35 4,884 4,934,112
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A1L2, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.66%, 10/18/30 ............... 2,095 2,093,212
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.64%, 04/24/31 ............... 3,726 3,724,428
Series 2015-3A, Class BR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.81%, 04/19/29 ............... 8,500 8,402,970
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.05% Floor + 1.31%), 6.71%,
07/15/33 .................... 5,000 5,001,917
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.58% Floor + 1.84%), 7.24%,
07/15/33 .................... 500 497,715
Citibank Credit Card Issuance Trust, Series
2023-A1, Class A1, 5.23%, 12/08/27 .... 3,983 4,012,708
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 6.57%,
07/25/51 .................... 286 281,645
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 6.27%,
06/25/52 .................... 3,882 3,743,823
Series 2023-A, Class A1, (1-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 7.26%,
05/25/55 .................... 6,742 6,779,481
Credit Acceptance Auto Loan Trust
(b)
Series 2021-2A, Class A, 0.96%, 02/15/30 1,809 1,800,297
Series 2022-1A, Class A, 4.60%, 06/15/32 11,180 11,068,310
Discover Card Execution Note Trust
Series 2022-A2, Class A, 3.32%, 05/15/27 8,556 8,374,130
Series 2023-A1, Class A, 4.31%, 03/15/28 3,464 3,439,810
Series 2023-A2, Class A, 4.93%, 06/15/28 19,049 19,194,346
Dowson plc
(a)(d)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 6.79%,
10/20/28 .................... GBP 1,300 1,660,326
Series 2022-1, Class C, (Sterling Overnight
Index Average + 2.25%), 7.44%,
01/20/29 .................... 1,151 1,467,741
Series 2022-1, Class D, (Sterling Overnight
Index Average + 2.70%), 7.89%,
01/20/29 .................... 601 762,980
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. CME Term SOFR at 0.82%
Floor + 1.08%), 6.46%, 11/15/28
(a) (b)
.... USD 891 889,011
Dryden 36 Senior Loan Fund, Series 2014-36A,
Class AR3, (3-mo. CME Term SOFR at
1.02% Floor + 1.28%), 6.68%, 04/15/29
(a) (b)
1,946 1,942,917
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. CME Term SOFR at
1.70% Floor + 1.96%), 7.36%, 10/15/30
(a) (b)
3,150 3,144,083
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. CME Term SOFR at
1.60% Floor + 1.86%), 7.26%, 07/18/30
(a) (b)
3,250 3,240,009
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.26%, 07/18/30
(a) (b)
......... 500 498,164
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.88%, 01/18/32
(a) (b)
......... USD 450 $ 450,146
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.73%, 05/20/34
(a) (b)
........ 750 748,900
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
..................... 3,122 2,980,770
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
..................... 640 511,602
ELFI Graduate Loan Program LLC
(b)
Series 2022-A, Class A, 4.51%, 08/26/47 . 8,024 7,710,456
Series 2023-A, Class A, 6.37%, 02/04/48 . 6,794 6,954,423
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.91% Floor
+ 1.91%), 7.33%, 04/20/34
(a) (b)
........ 4,200 4,200,466
Enterprise Fleet Financing LLC
(b)
Series 2022-1, Class A2, 3.03%, 01/20/28 10,479 10,305,444
Series 2023-2, Class A2, 5.56%, 04/22/30 11,885 11,917,117
Series 2023-2, Class A3, 5.50%, 04/22/30 2,772 2,802,924
Series 2023-3, Class A2, 6.40%, 03/20/30 7,858 8,031,843
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
... CAD 8,388 6,157,535
FCT Autonoria, Series 2019-1, Class E, (1-mo.
EURIBOR + 2.70%), 6.58%, 09/25/35
(a) (d)
. EUR 60 65,388
FCT Noria, Series 2021-1, Class D, (1-mo.
EURIBOR + 1.50%), 5.38%, 10/25/49
(a) (d)
. 460 498,958
FCT Pixel, Series 2021-1, Class D, (3-mo.
EURIBOR + 1.75%), 5.71%, 02/25/38
(a) (d)
. 168 182,797
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (3-mo. CME Term SOFR at 1.11% Floor
+ 1.37%), 6.77%, 07/19/34
(a) (b)
........ USD 8,500 8,498,465
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
..................... 269 245,103
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
19,328 19,384,018
Series 2023-2, Class A, 5.28%, 02/15/36
(b)
14,278 14,582,378
Series 2023-B, Class A3, 5.23%, 05/15/28 7,876 7,944,135
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30 . 11,212 10,891,468
Series 2019-4, Class B, 2.64%, 09/15/26 . 3,232 3,151,249
Series 2023-1, Class A1, 4.92%, 05/15/28
(b)
23,305 23,353,747
Series 2023-1, Class A2, (SOFR 30 day
Average + 1.25%), 6.59%, 05/15/28
(a) (b)
3,470 3,493,186
Series 2023-1, Class B, 5.31%, 05/15/28
(b)
3,960 3,954,159
Foundation Finance Trust, Series 2021-2A,
Class A, 2.19%, 01/15/42
(b)
.......... 1,236 1,120,974
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 7.24%,
01/19/39 .................... 145 142,393
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.94%,
08/17/37 .................... 4,735 4,743,815
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR +
0.95%), 4.89%, 03/21/33
(a)
........ EUR 309 336,131
Series 2020-1, Class C, (3-mo. EURIBOR +
1.95%), 5.89%, 03/21/33
(a)
........ 93 101,576
Series 2020-1, Class D, 3.50%, 03/21/33 . 154 164,090
Galaxy XXIV CLO Ltd., Series 2017-24A,
Class A, (3-mo. CME Term SOFR + 1.38%),
6.78%, 01/15/31
(a) (b)
............... USD 3,135 3,132,698

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (3-mo. CME Term SOFR at 0.26%
Floor + 1.28%), 6.67%, 05/16/31
(a) (b)
.... USD 9,580 $ 9,566,770
GM Financial Consumer Automobile
Receivables Trust
Series 2023-2, Class A3, 4.47%, 02/16/28 5,270 5,236,095
Series 2023-4, Class A3, 5.78%, 08/16/28 22,744 23,320,708
GM Financial Revolving Receivables Trust,
Series 2023-2, Class A, 5.77%, 08/11/36
(b)
8,742 9,109,603
GoldenTree Loan Management US CLO 4
Ltd., Series 2019-4A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.26%, 04/24/31
(a) (b)
............... 400 399,882
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.80%,
07/20/31
(a) (b)
.................... 5,275 5,278,206
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 6.73%,
01/18/31
(a) (b)
.................... 2,803 2,803,335
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.81%,
10/20/34
(a) (b)
.................... 655 654,956
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
..................... 2,777 2,809,957
Goodleap Sustainable Home Solutions Trust,
Series 2023-3C, Class A, 6.50%, 07/20/55
(b)
4,017 4,126,170
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-4GS, Class A, 1.93%, 07/20/48 3,048 2,269,035
Series 2021-5CS, Class A, 2.31%, 10/20/48 2,416 1,882,534
Series 2022-1GS, Class A, 2.70%, 01/20/49 2,352 1,858,881
Series 2022-2CS, Class A, 4.00%, 04/20/49 1,281 1,124,055
Series 2022-3CS, Class A, 4.95%, 07/20/49 3,207 2,942,728
Gracie Point International Funding
(a)(b)
Series 2022-2A, Class A, (SOFR 30 day
Average + 2.75%), 8.08%, 07/01/24 .. 5,542 5,559,317
Series 2023-1A, Class D, (SOFR90A +
4.50%), 9.85%, 09/01/26 ......... 285 284,293
Hipgnosis Music Assets LP, Series 2022-1,
Class A, 5.00%, 05/16/62
(b)
.......... 2,131 1,987,261
Honda Auto Receivables Owner Trust, Series
2023-4, Class A3, 5.67%, 06/21/28 ..... 4,642 4,738,996
Hyundai Auto Receivables Trust
Series 2023-B, Class A3, 5.48%, 04/17/28 73 74,234
Series 2023-C, Class A3, 5.54%, 10/16/28 1,395 1,423,934
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.83%, 04/20/32
(a) (b)
.... 1,000 1,000,414
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 .............. 6,776 6,835,043
LCM XXIII Ltd., Series 23A, Class A2R, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.33%, 10/20/29
(a) (b)
............... 485 484,957
LoanCore Issuer Ltd., Series 2021-CRE5,
Class A, (1-mo. CME Term SOFR at 1.41%
Floor + 1.41%), 6.78%, 07/15/36
(a) (b)
.... 4,229 4,164,291
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 1,732 1,367,281
Series 2021-1GS, Class A, 2.29%, 01/20/48 2,681 2,085,433
Series 2021-2GS, Class A, 2.22%, 03/20/48 5,348 3,980,498
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Logan CLO I Ltd., Series 2021-1A, Class A,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.84%, 07/20/34
(a) (b)
......... USD 1,755 $ 1,758,240
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 0.26%
Floor + 1.64%), 7.04%, 01/17/30
(a) (b)
.... 1,140 1,140,014
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A2R2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.17%, 01/22/28 ............... 15,900 15,900,000
Series 2015-19A, Class BR3, (3-mo. CME
Term SOFR at 2.25% Floor + 2.25%),
0.00%, 01/22/37 ............... 10,750 10,750,000
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.31%, 10/15/34
(a) (b)
2,300 2,290,620
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.29%, 04/25/29
(a) (b)
5,550 5,555,568
Madison Park Funding XXVIII Ltd., Series
2018-28A, Class B, (3-mo. CME Term
SOFR at 0.26% Floor + 1.86%), 7.26%,
07/15/30
(a) (b)
.................... 1,000 999,310
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.29%,
04/25/32
(a) (b)
.................... 1,500 1,500,760
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 7.08%, 04/20/32
(a) (b)
250 248,932
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.78%,
07/17/34
(a) (b)
.................... 3,000 2,996,795
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class A, 2.19%, 08/21/34 2,375 2,321,081
Series 2022-AA, Class A, 6.45%, 10/20/37 1,250 1,258,659
Mercedes-Benz Auto Receivables Trust, Series
2023-2, Class A3, 5.95%, 11/15/28 ..... 4,872 5,009,626
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
.......... 7,899 6,970,531
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 203 180,580
Series 2020-2A, Class B, 2.21%, 08/20/46 912 739,445
Series 2021-1A, Class B, 2.05%, 12/20/46 568 441,618
Series 2022-1A, Class B, 3.16%, 01/20/53 4,063 3,299,420
Series 2022-2A, Class A, 4.38%, 01/21/53 437 411,135
Series 2022-3A, Class A, 6.10%, 06/20/53 2,866 2,910,583
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term
SOFR + 1.01%), 6.38%, 11/15/68
(a) (b)
... 868 855,635
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 1,414 1,357,406
Series 2019-EA, Class A2B, (1-mo. CME
Term SOFR + 1.03%), 6.40%, 05/15/68
(a)
5,273 5,231,376
Series 2019-GA, Class A, 2.40%, 10/15/68 588 550,721
Series 2020-IA, Class A1B, (1-mo. CME
Term SOFR at 1.00% Floor + 1.11%),
6.48%, 04/15/69
(a)
.............. 8,870 8,785,100
Series 2021-A, Class A, 0.84%, 05/15/69 . 980 863,638
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 6.51%, 04/15/60
(a)
........ 6,932 6,664,289
Navient Student Loan Trust
(b)
Series 2018-EA, Class A2, 4.00%, 12/15/59 531 519,891

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-BA, Class A1B, (SOFR 30 day
Average + 1.70%), 7.04%, 03/15/72
(a)
. USD 4,223 $ 4,227,361
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
..................... 2,045 2,064,741
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%,
04/20/62 .................... 11,886 10,760,888
Series 2021-A, Class D, 4.93%, 04/20/62 1,150 957,089
Series 2021-BA, Class AFL, (1-mo. CME
Term SOFR + 0.89%), 6.25%, 04/20/62
(a)
7,738 7,630,714
Series 2021-BA, Class AFX, 1.42%,
04/20/62 .................... 6,277 5,700,152
Series 2021-CA, Class AFL, (1-mo. CME
Term SOFR + 0.85%), 6.21%, 04/20/62
(a)
8,353 8,215,329
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 .................... 5,440 5,481,500
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class BR2, (3-mo. CME Term SOFR at
1.50% Floor + 1.76%), 7.17%, 04/22/29
(a) (b)
5,300 5,294,246
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.76%,
07/16/35
(a) (b)
.................... 4,000 4,000,157
Newday Funding Master Issuer plc
(a)(d)
Series 2021-1X, Class B, (Sterling Overnight
Index Average + 1.55%), 6.75%,
03/15/29 .................... GBP 775 988,142
Series 2021-3X, Class B, (Sterling Overnight
Index Average + 1.35%), 6.55%,
11/15/29 .................... 677 861,480
Nissan Auto Receivables Owner Trust, Series
2023-B, Class A3, 5.93%, 03/15/28 ..... USD 1,621 1,660,313
OCP CLO Ltd.
(a)(b)
Series 2014-7A, Class A1RR, (3-mo. CME
Term SOFR + 1.38%), 6.80%, 07/20/29 1,824 1,825,141
Series 2017-13A, Class A1AR, (3-mo. CME
Term SOFR at 0.96% Floor + 1.22%),
6.62%, 07/15/30 ............... 3,883 3,879,058
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (3-mo. CME Term
SOFR + 2.21%), 7.63%, 03/17/30
(a) (b)
... 4,200 4,153,316
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. CME Term
SOFR at 0.26% Floor + 1.45%), 6.87%,
01/20/31
(a) (b)
.................... 2,156 2,158,926
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR + 1.61%), 7.01%, 07/19/30
(a) (b)
... 1,750 1,748,006
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (3-mo. CME Term
SOFR + 1.36%), 6.74%, 01/25/31
(a) (b)
... 1,750 1,728,163
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.82%, 07/02/35
(a) (b)
.... 850 850,595
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class A, 1.75%, 09/14/35 2,470 2,275,689
Series 2023-1A, Class A, 5.50%, 06/14/38 13,047 13,201,257
Series 2023-2A, Class A2, (SOFR 30 day
Average + 1.50%), 6.84%, 09/15/36
(a)
. 10,727 10,777,370
Oportun Funding LLC, Series 2022-1, Class A,
3.25%, 06/15/29
(b)
................ 297 296,407
Oportun Issuance Trust
(b)
Series 2021-C, Class A, 2.18%, 10/08/31 3,475 3,206,480
Series 2022-2, Class A, 5.94%, 10/09/29 . 330 329,454
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40
(b)
.... USD 4,911 $ 4,492,267
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (3-mo. CME Term SOFR at
1.26% Floor + 1.26%), 6.66%, 10/17/31
(a) (b)
3,300 3,297,862
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.51%),
6.93%, 10/20/31
(a) (b)
............... 10,000 9,913,674
PCL Funding VI plc, Series 2022-1, Class B,
(Sterling Overnight Index Average + 3.10%),
8.30%, 07/15/26
(a) (d)
............... GBP 1,400 1,792,107
PFS Financing Corp.
(b)
Series 2020-G, Class A, 0.97%, 02/15/26 USD 5,800 5,765,991
Series 2021-A, Class A, 0.71%, 04/15/26 . 3,300 3,249,217
Series 2023-A, Class A, 5.80%, 03/15/28 . 14,086 14,285,530
Series 2023-C, Class A, 5.52%, 10/15/28 5,457 5,516,809
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 7.33%, 07/25/34
(a) (b)
........ 7,000 7,067,444
Porsche Financial Auto Securitization
Trust, Series 2023-2A, Class A3, 5.79%,
01/22/29
(b)
..................... 4,255 4,346,360
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR + 1.36%),
6.72%, 07/25/51
(a) (b)
............... 1,201 1,190,821
Progress Residential Trust, Series 2021-
SFR10, Class A, 2.39%, 12/17/40
(b)
.... 3,529 3,059,093
Recette CLO Ltd., Series 2015-1A, Class ARR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.76%, 04/20/34
(a) (b)
......... 10,000 9,955,086
Red & Black Auto Germany 8 UG, Series 8,
Class C, (1-mo. EURIBOR + 0.95%), 4.78%,
09/15/30
(a) (d)
.................... EUR 266 290,837
Red & Black Auto Italy SRL, Series 1, Class
D, (1-mo. EURIBOR + 2.85%), 6.72%,
12/28/31
(a) (d)
.................... 423 450,296
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 . USD 1,798 1,755,815
Series 2021-1, Class A, 1.68%, 03/17/31 . 1,405 1,345,753
Series 2021-2, Class A, 1.90%, 08/15/33 . 5,706 5,047,762
Series 2022-2B, Class A, 7.10%, 11/17/32 1,450 1,463,350
Republic Finance Issuance Trust, Series 2021-
A, Class A, 2.30%, 12/22/31
(b)
........ 1,307 1,238,780
RMIT Cash Management LLC, Series 2021-3,
Class A, 3.88%, 10/17/33
(b) (e)
......... 4,470 3,950,586
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.87%,
10/20/30 .................... 2,087 2,086,649
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.85%,
07/20/34 .................... 10,750 10,755,569
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.81%, 07/15/35
(a) (b)
............... 5,500 5,491,920
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ..... 10,930 11,088,599
SAT_23-1,   0.00%, 10/15/30
(b) (e)
......... 47 3,011,203
Satus plc
(a)(d)
Series 2021-1, Class D, (Sterling Overnight
Index Average + 1.90%), 7.10%,
08/17/28 .................... GBP 200 254,722

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1, Class E, (Sterling Overnight
Index Average + 3.20%), 8.40%,
08/17/28 .................... GBP 167 $ 209,679
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (1-mo. EURIBOR +
1.75%), 5.61%, 11/14/34 .......... EUR 1,329 1,468,458
Series 2020-1, Class D, (1-mo. EURIBOR +
2.50%), 6.36%, 11/14/34 .......... 545 600,269
Service Experts Issuer LLC, Series 2021-1A,
Class A, 2.67%, 02/02/32
(b)
.......... USD 1,291 1,199,615
Sesac Finance LLC
(b)
Series 2019-1, Class A2, 5.22%, 07/25/49 2,930 2,847,929
Series 2022-1, Class A2, 5.50%, 07/25/52 214 209,218
Shackleton CLO Ltd., Series 2015-7RA, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.81%, 07/15/31
(a) (b)
........ 3,524 3,520,819
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.33%, 04/20/33
(a) (b)
......... 2,500 2,474,602
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.50%), 6.92%, 07/20/30
(a) (b)
........ 1,979 1,979,654
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.40% Floor + 0.66%), 6.05%,
06/15/33 .................... 447 441,101
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.31% Floor + 0.57%), 5.96%,
12/15/38 .................... 4,685 4,544,778
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.33% Floor + 0.59%), 5.98%,
06/15/39 .................... 4,188 4,057,052
Series 2007-A, Class A4A, (3-mo. CME
Term SOFR at 0.24% Floor + 0.50%),
5.89%, 12/16/41 ............... 2,697 2,620,153
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term
SOFR at 4.75% Floor + 4.86%), 10.23%,
10/15/41
(a) (b)
.................... 13,215 13,897,604
SLM Student Loan Trust, Series 2013-4, Class
A, (SOFR 30 day Average at 0.55% Floor +
0.66%), 6.00%, 06/25/27
(a)
.......... 3,287 3,243,492
SMB Private Education Loan Trust
(b)
Series 2020-A, Class A2B, (1-mo. CME
Term SOFR + 0.94%), 6.31%, 09/15/37
(a)
756 746,551
Series 2021-A, Class APL, (1-mo. CME
Term SOFR + 0.84%), 6.21%, 01/15/53
(a)
10,644 10,444,221
Series 2021-A, Class B, 2.31%, 01/15/53 3,887 3,596,683
Series 2021-C, Class APT1, 1.39%,
01/15/53 .................... 4,563 4,022,682
Series 2021-C, Class D, 3.93%, 01/15/53 354 326,641
Series 2023-A, Class A1B, (SOFR 30 day
Average at 1.50% Floor + 1.50%), 6.84%,
01/15/53
(a)
................... 4,540 4,540,253
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 7.14%,
10/16/56
(a)
................... 11,994 12,142,954
Series 2023-C, Class A1A, 5.67%, 11/15/52 2,102 2,112,484
SoFi Personal Loan Trust,   6.00%, 11/12/30
(b) (e)
2,300 2,308,625
SoFi Professional Loan Program LLC
(b)
Series 2018-A, Class A2B, 2.95%, 02/25/42 1,110 1,081,280
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 1,630 1,577,521
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%,
01/25/48 .................... USD 1,068 $ 1,036,938
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 6,294 5,876,249
Series 2021-A, Class AFX, 1.03%, 08/17/43 2,273 1,929,242
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.72%, 01/23/29
(a) (b)
1,500 1,499,273
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. CME Term SOFR at 1.30%
Floor + 1.41%), 6.77%, 11/25/33
(a)
..... 525 523,358
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
... 3,870 3,569,924
TAGUS - Sociedade de Titularizacao de
Creditos SA, Series 2, Class D, (1-mo.
EURIBOR + 2.85%), 6.73%, 09/23/38
(a) (d)
. EUR 619 649,168
Toyota Auto Loan Extended Note Trust, Series
2023-1A, Class A, 4.93%, 06/25/36
(b)
... USD 20,136 20,315,198
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A3, 4.71%, 02/15/28 1,353 1,350,925
Series 2023-C, Class A3, 5.16%, 04/17/28 1,000 1,007,069
Series 2023-D, Class A3, 5.54%, 08/15/28 4,157 4,238,113
Trestles CLO V Ltd., Series 2021-5A, Class A1,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.85%, 10/20/34
(a) (b)
......... 9,500 9,471,247
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 7.06%, 10/18/31
(a) (b)
.... 1,250 1,246,059
Unique Pub Finance Co. plc (The), Series
M,  7.39%, 03/28/24
(c) (d)
............. GBP 453 574,073
Upstart Pass-Through Trust, Series 2021-ST7,
Class A, 1.85%, 09/20/29
(b)
.......... USD 454 451,812
Volkswagen Auto Loan Enhanced Trust
Series 2021-1, Class A3, 1.02%, 06/22/26 16,636 16,193,407
Series 2023-1, Class A3, 5.02%, 06/20/28 3,893 3,913,761
Voya CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (3-mo. CME
Term SOFR + 1.21%), 6.61%, 04/17/30 1,544 1,544,107
Series 2018-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.31%, 01/15/32 ............... 750 747,191
Wind River CLO Ltd., Series 2013-1A, Class
A1RR, (3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 6.66%, 07/20/30
(a) (b)
.... 1,350 1,347,739
Total Asset-Backed Securities — 21 .9%
(Cost: $ 1,060,703,281 ) ........................... 1,048,807,408
Corporate Bonds
Aerospace & Defense — 1.0%
Boeing Co. (The), 2.20%, 02/04/26 ...... 19,189 18,131,435
Bombardier, Inc.
(b)
7.13% , 06/15/26 ................. 371 369,268
7.88% , 04/15/27 ................. 230 230,040
6.00% , 02/15/28 ................. 392 381,916
7.50% , 02/01/29 ................. 82 83,359
8.75% , 11/15/30 ................. 217 231,041
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 ................. 174 161,348
4.13% , 04/15/29 ................. 172 156,950
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 11 10,298
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
.................... 200 208,978

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc.
3.83% , 04/27/25 ................. USD 2,013 $ 1,976,599
5.40% , 01/15/27 ................. 11,939 12,186,720
4.40% , 06/15/28 ................. 3,107 3,071,004
Lockheed Martin Corp.
5.10% , 11/15/27 ................. 2,389 2,465,785
4.45% , 05/15/28 ................. 1,355 1,362,180
Northrop Grumman Corp., 2.93%, 01/15/25 . 316 308,757
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 600 601,031
RTX Corp.
2.65% , 11/01/26 ................. 1,380 1,305,881
5.75% , 01/15/29 ................. 3,795 3,966,722
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 ................. 214 234,175
9.75% , 11/15/30 ................. 215 231,119
TransDigm, Inc.
(b)
6.25% , 03/15/26 ................. 1,405 1,402,573
6.75% , 08/15/28 ................. 908 928,958
50,006,137
Automobile Components — 0.2%
Aptiv plc, 2.40%, 02/18/25 ........... 4,992 4,826,597
Clarios Global LP
(b)
6.75% , 05/15/25 ................. 1,375 1,387,100
6.25% , 05/15/26 ................. 134 134,174
6.75% , 05/15/28 ................. 372 379,520
Conti-Gummi Finance BV, 1.13%, 09/25/24
(d)
EUR 2,240 2,421,225
Icahn Enterprises LP
4.75% , 09/15/24 ................. USD 181 179,897
6.25% , 05/15/26 ................. 167 159,337
5.25% , 05/15/27 ................. 198 177,848
9.75% , 01/15/29
(b)
................ 115 117,323
4.38% , 02/01/29 ................. 52 43,423
Tenneco, Inc., 8.00%, 11/17/28
(b)
....... 81 69,154
9,895,598
Automobiles — 0.5%
(b)
BMW US Capital LLC, 5.05%, 08/11/28 ... 9,764 9,944,085
Hyundai Capital America
5.50% , 03/30/26 ................. 713 716,700
1.65% , 09/17/26 ................. 8,370 7,606,704
Nissan Motor Acceptance Co. LLC
2.00% , 03/09/26 ................. 1,743 1,601,676
7.05% , 09/15/28 ................. 1,692 1,785,109
Nissan Motor Co. Ltd., 4.35%, 09/17/27 ... 4,900 4,687,248
26,341,522
Banks — 6.0%
Banco de Sabadell SA, (1-Year EUR Swap
Annual + 0.97%), 0.63%, 11/07/25
(a) (d)
... EUR 500 536,231
Bank of America Corp.
(a)
(1-day SOFR + 0.91%), 0.98% , 09/25/25 USD 11,863 11,449,376
(1-day SOFR + 0.65%), 1.53% , 12/06/25 14,229 13,679,030
(1-day SOFR + 1.15%), 1.32% , 06/19/26 10,487 9,869,642
(1-day SOFR + 1.01%), 1.20% , 10/24/26 9,806 9,105,426
(1-day SOFR + 1.29%), 5.08% , 01/20/27 397 396,126
(1-day SOFR + 1.57%), 5.82% , 09/15/29 14,182 14,639,708
Banque Federative du Credit Mutuel SA,
2.63%, 03/18/24
(d)
............... EUR 500 550,233
Banque Stellantis France SACA, 0.00%,
01/22/25
(d)
.................... 500 530,514
Barclays plc
(a)
(3-mo. LIBOR USD + 1.61%), 3.93% ,
05/07/25 .................... USD 4,328 4,297,950
(1-day SOFR + 2.21%), 5.83% , 05/09/27 2,699 2,723,136
(1-day SOFR + 2.22%), 6.49% , 09/13/29 5,045 5,252,702
Security
Par (000)
Par (000) Value
Banks (continued)
BNP Paribas SA
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.13% ,
01/13/29 .................... USD 2,393 $ 2,409,773
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.34% ,
06/12/29 .................... 268 271,841
BPCE SA
0.63% , 04/28/25
(d)
................ EUR 400 425,113
3.38% , 12/02/26 ................. USD 2,786 2,684,593
(1-day SOFR + 2.10%), 5.98% , 01/18/27
(a) (b)
4,170 4,202,700
Citigroup, Inc.
3.40% , 05/01/26 ................. 633 610,810
(1-day SOFR + 0.77%), 1.46% , 06/09/27
(a)
22,240 20,352,736
(3-mo. CME Term SOFR + 1.82%), 3.89% ,
01/10/28
(a)
................... 1,732 1,674,823
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28
(a)
................... 1,296 1,235,126
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(a)
................... 1,472 1,392,165
Commerzbank AG, (3-mo. EURIBOR + 1.30%),
0.75%, 03/24/26
(a) (d)
.............. EUR 400 423,780
Fifth Third Bank NA, (SOFR Index + 1.23%),
5.85%, 10/27/25
(a)
............... USD 811 808,784
HSBC Holdings plc
(a)
(1-day SOFR + 1.10%), 2.25% , 11/22/27 1,839 1,687,964
(1-day SOFR + 3.35%), 7.39% , 11/03/28 1,583 1,696,243
(1-day SOFR + 1.97%), 6.16% , 03/09/29 9,539 9,849,854
HSBC USA, Inc., 5.63%, 03/17/25 ...... 12,589 12,648,525
ING Groep NV
4.63% , 01/06/26
(b)
................ 361 358,503
(1-day SOFR + 1.01%), 1.73% , 04/01/27
(a)
1,440 1,332,133
JPMorgan Chase & Co.
1.50% , 01/27/25
(d)
................ EUR 486 523,427
(1-day SOFR + 0.61%), 1.56% , 12/10/25
(a)
USD 1,615 1,554,921
(3-mo. CME Term SOFR + 1.59%), 2.01% ,
03/13/26
(a)
................... 12,305 11,821,921
(1-day SOFR + 1.85%), 2.08% , 04/22/26
(a)
1,317 1,261,487
(1-day SOFR + 0.89%), 1.58% , 04/22/27
(a)
7,872 7,264,471
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28
(a)
................... 2,372 2,291,067
(1-day SOFR + 1.99%), 4.85% , 07/25/28
(a)
5,295 5,296,536
(1-day SOFR + 1.02%), 2.07% , 06/01/29
(a)
4,200 3,723,933
(1-day SOFR + 1.45%), 5.30% , 07/24/29
(a)
8,540 8,665,632
(1-day SOFR + 1.57%), 6.09% , 10/23/29
(a)
7,520 7,906,625
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 4.79% ,
07/18/25 .................... 8,120 8,081,606
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 4.08% ,
04/19/28 .................... 3,950 3,840,788
Mizuho Financial Group, Inc.
0.52% , 06/10/24
(d)
................ EUR 901 979,437
3.66% , 02/28/27 ................. USD 356 342,371
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.23% ,
05/22/27
(a)
................... 1,210 1,102,407
National Australia Bank Ltd.
4.94% , 01/12/28 ................. 255 257,596
4.90% , 06/13/28 ................. 490 495,741
NatWest Group plc
(a)
(3-mo. LIBOR USD + 1.76%), 4.27% ,
03/22/25 .................... 622 619,793

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 7.47% ,
11/10/26 .................... USD 6,155 $ 6,369,291
Royal Bank of Canada, 6.00%, 11/01/27 ... 3,354 3,513,834
Standard Chartered plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
0.78%), 0.99%, 01/12/25
(a) (b)
......... 1,509 1,506,827
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ..................... 1,100 1,110,780
Toronto-Dominion Bank (The)
0.38% , 04/25/24
(d)
................ EUR 2,625 2,865,007
5.52% , 07/17/28 ................. USD 4,737 4,876,933
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... 14,615 14,872,414
Wells Fargo & Co.
(a)
(1-day SOFR + 1.51%), 3.53% , 03/24/28 4,774 4,554,484
(1-day SOFR + 1.74%), 5.57% , 07/25/29 18,391 18,778,467
(1-day SOFR + 1.79%), 6.30% , 10/23/29 6,820 7,187,747
Westpac Banking Corp., 4.18%, 05/22/28
(b)
. 17,040 16,771,818
285,532,901
Beverages — 0.0%
Asahi Group Holdings Ltd., 0.01%, 04/19/24
(d)
EUR 1,116 1,217,273
Biotechnology — 0.4%
AbbVie, Inc.
1.25% , 06/01/24 ................. 920 1,004,031
2.95% , 11/21/26 ................. USD 4,555 4,367,778
Amgen, Inc.
2.60% , 08/19/26 ................. 622 591,054
5.15% , 03/02/28 ................. 13,262 13,576,985
Gilead Sciences, Inc., 1.20%, 10/01/27 ... 595 529,482
20,069,330
Broadline Retail — 0.0%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ...... 68 57,428
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 159 144,006
LCM Investments Holdings II LLC, 4.88%,
05/01/29 ..................... 20 18,578
Match Group Holdings II LLC
4.63% , 06/01/28 ................. 426 407,895
4.13% , 08/01/30 ................. 27 24,500
652,407
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 ................. 481 464,165
6.38% , 06/15/30 ................. 142 143,064
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 141 143,119
Carrier Global Corp., 4.38%, 05/29/25
(d)
... EUR 5,960 6,636,126
Masonite International Corp., 5.38%, 02/01/28
(b)
USD 23 22,080
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
.................... 111 105,884
Standard Industries, Inc.
(b)
5.00% , 02/15/27 ................. 26 25,348
4.75% , 01/15/28 ................. 732 704,692
4.38% , 07/15/30 ................. 153 140,514
8,384,992
Capital Markets — 3.0%
AerCap Ireland Capital DAC
1.65% , 10/29/24 ................. 223 215,218
2.45% , 10/29/26 ................. 2,430 2,249,989
6.45% , 04/15/27
(b)
................ 8,530 8,832,106
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 192 201,867
Aretec Group, Inc., 10.00%, 08/15/30
(b)
... 40 42,506
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blue Owl Credit Income Corp.
3.13% , 09/23/26 ................. USD 32 $ 29,223
7.75% , 09/16/27 ................. 241 248,482
Charles Schwab Corp. (The)
5.88% , 08/24/26 ................. 10,183 10,444,146
3.20% , 03/02/27 ................. 321 305,461
Credit Suisse AG
0.50% , 02/02/24 ................. 7,000 6,968,951
3.70% , 02/21/25 ................. 6,200 6,072,456
5.00% , 07/09/27 ................. 3,167 3,167,669
7.50% , 02/15/28 ................. 6,900 7,556,922
Deutsche Bank AG
(1-day SOFR + 1.13%), 1.45% , 04/01/25
(a)
4,426 4,372,615
(3-mo. EURIBOR + 1.60%), 1.00% ,
11/19/25
(a) (d)
.................. EUR 300 321,989
(1-day SOFR + 3.19%), 6.12% , 07/14/26
(a)
USD 5,184 5,233,131
5.37% , 09/09/27 ................. 1,440 1,460,257
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
1,865 1,963,555
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.80%), 1.43% , 03/09/27 6,540 6,030,453
(1-day SOFR + 1.11%), 2.64% , 02/24/28 12,167 11,278,922
(1-day SOFR + 1.77%), 6.48% , 10/24/29 10,214 10,837,539
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 3,773 3,476,395
(1-day SOFR + 0.86%), 1.51% , 07/20/27 1,272 1,161,852
(3-mo. EURIBOR + 0.70%), 0.41% ,
10/29/27 .................... EUR 219 221,904
(1-day SOFR + 1.59%), 5.16% , 04/20/29 USD 16,111 16,203,094
(1-day SOFR + 1.63%), 5.45% , 07/20/29 6,194 6,311,386
Nasdaq, Inc., 5.35%, 06/28/28 ......... 448 461,416
UBS Group AG
(1-Year EURIBOR ICE Swap Rate +
0.55%), 0.25% , 01/29/26
(a) (d)
....... EUR 2,640 2,792,034
4.55% , 04/17/26 ................. USD 5,497 5,425,171
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36% ,
01/30/27
(a) (b)
.................. 653 598,751
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27
(a) (b)
.................. 10,130 9,985,857
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27
(a) (b)
.................. 7,780 7,029,568
4.28% , 01/09/28
(b)
................ 1,818 1,760,896
143,261,781
Chemicals — 0.2%
Arkema SA, 0.13%, 10/14/26
(d)
......... EUR 300 306,140
Avient Corp., 7.13%, 08/01/30
(b)
........ USD 46 47,852
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 ................. 449 436,328
3.38% , 02/15/29 ................. 254 227,947
Chemours Co. (The)
(b)
5.75% , 11/15/28 ................. 75 71,438
4.63% , 11/15/29 ................. 67 58,823
Covestro AG, 0.88%, 02/03/26
(d)
........ EUR 292 308,532
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. USD 911 838,700
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 104 103,480
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 253 207,558
Linde plc, 3.63%, 06/12/25
(d)
.......... EUR 1,500 1,665,983
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... USD 3,646 3,405,522
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 50 49,563
Olympus Water US Holding Corp., 9.75%,
11/15/28
(b)
.................... 453 480,811
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 23 20,436

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, 4.88%, 06/15/27
(b)
USD 639 $ 614,782
8,843,895
Commercial Services & Supplies — 0.1%
(b)
Allied Universal Holdco LLC
6.63% , 07/15/26 ................. 888 883,337
4.63% , 06/01/28 ................. 1,115 1,016,926
APX Group, Inc., 6.75%, 02/15/27 ....... 238 237,405
Aramark Services, Inc., 5.00%, 02/01/28 ... 345 334,664
Clean Harbors, Inc., 4.88%, 07/15/27 ..... 316 309,646
Garda World Security Corp.
4.63% , 02/15/27 ................. 192 185,125
7.75% , 02/15/28 ................. 281 290,725
GFL Environmental, Inc.
4.25% , 06/01/25 ................. 6 5,911
3.75% , 08/01/25 ................. 171 167,000
5.13% , 12/15/26 ................. 300 296,821
4.00% , 08/01/28 ................. 433 400,262
6.75% , 01/15/31 ................. 263 270,964
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26 ..................... 81 80,878
Neptune Bidco US, Inc., 9.29%, 04/15/29 .. 169 157,592
Prime Security Services Borrower LLC
5.25% , 04/15/24 ................. 9 8,923
5.75% , 04/15/26 ................. 43 43,233
3.38% , 08/31/27 ................. 221 204,910
6.25% , 01/15/28 ................. 203 201,816
Waste Pro USA, Inc., 5.50%, 02/15/26 .... 4 3,850
Williams Scotsman, Inc., 6.13%, 06/15/25 .. 386 386,760
5,486,748
Communications Equipment — 0.0%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 16 13,040
CommScope, Inc., 6.00%, 03/01/26 ...... 300 267,444
Viasat, Inc.
5.63% , 09/15/25 ................. 38 37,051
5.63% , 04/15/27 ................. 361 349,268
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 64 56,028
722,831
Construction & Engineering — 0.1%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 242 225,394
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
.................... 592 626,058
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 55 51,036
Heathrow Funding Ltd., 1.50%, 10/12/25
(d)
. EUR 3,867 4,130,574
5,033,062
Construction Materials — 0.1%
CRH SMW Finance DAC, 4.00%, 07/11/27
(d)
1,660 1,882,230
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... USD 630 620,285
2,502,515
Consumer Finance — 2.1%
American Express Co.
2.55% , 03/04/27 ................. 13,367 12,522,448
(1-day SOFR + 0.97%), 5.39% , 07/28/27
(a)
5,011 5,068,535
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
.................... 54 55,980
CA Auto Bank SpA, 0.00%, 04/16/24
(d)
.... EUR 1,250 1,364,786
Capital One Financial Corp.
(1-day SOFR + 1.37%), 4.17% , 05/09/25
(a)
USD 9,800 9,726,021
3.75% , 03/09/27 ................. 1,265 1,207,834
3.65% , 05/11/27 ................. 923 880,056
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
9,255 9,494,797
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC
6.95% , 06/10/26 ................. USD 5,777 $ 5,926,184
2.70% , 08/10/26 ................. 2,860 2,648,896
7.35% , 11/04/27 ................. 7,890 8,320,390
7.35% , 03/06/30 ................. 372 399,640
General Motors Financial Co., Inc.
4.00% , 01/15/25 ................. 3,540 3,481,830
4.35% , 04/09/25 ................. 1,773 1,746,071
6.05% , 10/10/25 ................. 5,677 5,741,629
2.35% , 02/26/27 ................. 3,702 3,407,765
6.00% , 01/09/28 ................. 323 333,957
John Deere Capital Corp.
4.75% , 06/08/26 ................. 4,744 4,775,836
5.15% , 09/08/26 ................. 3,607 3,671,967
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 ................. 44 46,083
8.13% , 03/30/29 ................. 99 103,477
Navient Corp., 9.38%, 07/25/30 ........ 162 169,724
OneMain Finance Corp.
6.88% , 03/15/25 ................. 210 212,579
7.13% , 03/15/26 ................. 13 13,244
3.50% , 01/15/27 ................. 146 135,115
6.63% , 01/15/28 ................. 243 245,318
9.00% , 01/15/29 ................. 155 163,870
7.88% , 03/15/30 ................. 150 154,406
4.00% , 09/15/30 ................. 17 14,548
SLM Corp., 3.13%, 11/02/26 .......... 108 100,703
Synchrony Financial, 4.88%, 06/13/25 .... 2,803 2,755,122
Toyota Motor Finance Netherlands BV, 0.00%,
10/27/25
(d)
.................... EUR 330 343,851
Volkswagen Bank GmbH
(d)
1.88% , 01/31/24 ................. 7,000 7,710,897
4.25% , 01/07/26 ................. 2,800 3,126,545
Volkswagen Financial Services AG, 0.88%,
01/31/28
(d)
.................... 1,815 1,812,175
Volkswagen Leasing GmbH, 0.38%, 07/20/26
(d)
1,020 1,043,748
98,926,027
Consumer Staples Distribution & Retail — 0.4%
7-Eleven, Inc., 0.80%, 02/10/24
(b)
....... USD 17,660 17,559,789
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 ................. 18 16,983
4.63% , 01/15/27 ................. 271 263,467
5.88% , 02/15/28 ................. 173 173,116
6.50% , 02/15/28 ................. 62 62,741
3.50% , 03/15/29 ................. 225 204,296
4.88% , 02/15/30 ................. 26 24,890
Performance Food Group, Inc.
(b)
5.50% , 10/15/27 ................. 227 223,667
4.25% , 08/01/29 ................. 36 33,019
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
38 30,763
US Foods, Inc.
(b)
6.88% , 09/15/28 ................. 76 78,232
4.75% , 02/15/29 ................. 54 51,286
4.63% , 06/01/30 ................. 52 48,462
Walgreens Boots Alliance, Inc., 3.20%,
04/15/30 ..................... 33 29,049
18,799,760
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 ................. 621 618,775
3.25% , 09/01/28 ................. 200 174,965
4.00% , 09/01/29 ................. 200 169,295
Ardagh Packaging Finance plc
(b)
5.25% , 04/30/25 ................. 200 194,504

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
4.13% , 08/15/26 ................. USD 200 $ 182,500
Ball Corp., 6.00%, 06/15/29 .......... 82 83,736
Canpack SA, 3.13%, 11/01/25
(b)
........ 200 190,125
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 323 317,693
Crown Americas LLC, 4.75%, 02/01/26 ... 46 45,563
LABL, Inc.
(b)
6.75% , 07/15/26 ................. 9 8,752
5.88% , 11/01/28 ................. 116 105,099
9.50% , 11/01/28 ................. 202 204,020
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
............... 1,280 1,302,632
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................. 158 148,294
6.13% , 02/01/28 ................. 74 74,637
5.00% , 04/15/29 ................. 36 34,813
SIG Combibloc PurchaseCo SARL, 2.13%,
06/18/25
(d)
.................... EUR 390 421,270
Sonoco Products Co., 2.25%, 02/01/27 ... USD 1,113 1,024,994
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b) (c)
................... 200 196,222
5,497,889
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 97 86,473
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 32 32,946
119,419
Diversified Consumer Services — 0.0%
(b)
Graham Holdings Co., 5.75%, 06/01/26 ... 135 134,188
Sotheby's
7.38% , 10/15/27 ................. 538 518,845
5.88% , 06/01/29 ................. 200 172,972
826,005
Diversified REITs — 0.8%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 149 124,506
HAT Holdings I LLC
(b)
3.38% , 06/15/26 ................. 146 137,221
8.00% , 06/15/27 ................. 43 44,778
Invitation Homes Operating Partnership LP,
5.45%, 08/15/30 ................ 400 403,108
MPT Operating Partnership LP
5.25% , 08/01/26 ................. 258 230,636
4.63% , 08/01/29 ................. 93 66,872
Prologis LP, 4.88%, 06/15/28 .......... 454 459,779
Simon Property Group LP
3.50% , 09/01/25 ................. 412 402,444
3.30% , 01/15/26 ................. 28 27,125
VICI Properties LP
3.50% , 02/15/25
(b)
................ 1,839 1,791,977
4.38% , 05/15/25 ................. 30,698 30,168,088
4.63% , 12/01/29
(b)
................ 6,000 5,653,497
39,510,031
Diversified Telecommunication Services — 0.4%
Altice France SA
(b)
5.50% , 01/15/28 ................. 299 246,249
5.13% , 01/15/29 ................. 204 158,660
5.50% , 10/15/29 ................. 200 156,825
AT&T, Inc., 3.55%, 11/18/25 .......... EUR 5,710 6,336,900
CCO Holdings LLC
(b)
5.13% , 05/01/27 ................. USD 372 359,415
5.00% , 02/01/28 ................. 645 617,125
5.38% , 06/01/29 ................. 751 707,882
6.38% , 09/01/29 ................. 375 369,811
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 ................. USD 269 $ 259,881
5.00% , 05/01/28 ................. 423 390,927
8.75% , 05/15/30 ................. 130 133,732
Iliad Holding SASU
(b)
6.50% , 10/15/26 ................. 400 399,217
7.00% , 10/15/28 ................. 444 441,820
Level 3 Financing, Inc.
(b)
3.40% , 03/01/27 ................. 406 389,760
4.63% , 09/15/27 ................. 310 186,000
11.00% , 11/15/29
(f)
............... 230 230,414
10.50% , 05/15/30 ................ 338 327,754
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
137 88,416
Telecom Italia SpA, 5.30%, 05/30/24
(b)
.... 447 444,921
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 359 363,956
Verizon Communications, Inc.
2.10% , 03/22/28 ................. 2,619 2,369,159
4.33% , 09/21/28 ................. 4,069 4,025,285
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
.................... 368 355,577
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
1,744 1,398,295
20,757,981
Electric Utilities — 1.7%
Duke Energy Corp.
0.90% , 09/15/25 ................. 5,591 5,216,925
2.65% , 09/01/26 ................. 1,779 1,688,082
5.00% , 12/08/27 ................. 1,441 1,456,665
Edison International
3.55% , 11/15/24 ................. 3,185 3,126,784
4.95% , 04/15/25 ................. 934 927,420
4.70% , 08/15/25 ................. 12,108 11,957,972
ESB Finance DAC, 3.49%, 01/12/24
(d)
.... EUR 2,185 2,411,726
Eversource Energy
4.75% , 05/15/26 ................. USD 340 338,191
2.90% , 03/01/27 ................. 7,907 7,485,407
5.45% , 03/01/28 ................. 3,494 3,591,181
Exelon Corp., 5.15%, 03/15/28 ......... 6,334 6,438,109
FirstEnergy Corp., 2.65%, 03/01/30 ...... 18 15,551
Florida Power & Light Co., 5.05%, 04/01/28 . 2,259 2,309,050
NextEra Energy Capital Holdings, Inc.
4.26% , 09/01/24 ................. 3,995 3,957,011
1.88% , 01/15/27 ................. 1,140 1,048,408
3.55% , 05/01/27 ................. 1,267 1,220,137
4.63% , 07/15/27 ................. 4,926 4,917,085
4.90% , 02/28/28 ................. 461 465,350
NextEra Energy Operating Partners LP
(b)
4.25% , 07/15/24 ................. 106 104,797
3.88% , 10/15/26 ................. 8 7,617
7.25% , 01/15/29 ................. 74 77,471
NRG Energy, Inc.
6.63% , 01/15/27 ................. 156 156,335
5.75% , 01/15/28 ................. 45 44,835
Pacific Gas & Electric Co., 3.45%, 07/01/25 . 1,852 1,792,351
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 241 227,952
PG&E Corp.
5.00% , 07/01/28 ................. 1,000 972,981
5.25% , 07/01/30 ................. 548 528,571
Southern California Edison Co., 5.65%,
10/01/28 ..................... 705 734,796
Southern Co. (The), 4.48%, 08/01/24
(c)
.... 8,471 8,400,731
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 5,478 5,290,872
Virginia Electric & Power Co., Series B, 3.75%,
05/15/27 ..................... 4,808 4,694,242

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
USD 198 $ 195,306
81,799,911
Electrical Equipment — 0.0%
Regal Rexnord Corp., 6.05%, 04/15/28
(b)
.. 182 184,234
Schneider Electric SE, 0.25%, 09/09/24
(d)
.. EUR 700 754,431
Sensata Technologies BV, 4.00%, 04/15/29
(b)
USD 340 315,967
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 382 358,400
1,613,032
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
37 34,316
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................. 489 490,223
6.25% , 04/01/28 ................. 258 254,130
Borr IHC Ltd., 10.00%, 11/15/28
(b)
....... 200 209,006
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 110 106,112
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 ................. 223 218,470
9.13% , 01/31/30 ................. 122 122,495
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
.................... 32 31,017
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 31 29,894
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
. 58 58,868
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 80 82,999
Transocean, Inc., 8.75%, 02/15/30
(b)
..... 274 285,846
USA Compression Partners LP
6.88% , 04/01/26 ................. 612 609,419
6.88% , 09/01/27 ................. 111 109,684
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 336 344,245
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 ................. 418 422,137
9.50% , 02/01/29 ................. 908 960,816
Weatherford International Ltd.
(b)
6.50% , 09/15/28 ................. 87 90,029
8.63% , 04/30/30 ................. 133 138,860
4,564,250
Entertainment — 0.0%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 90 67,329
Live Nation Entertainment, Inc.
4.88% , 11/01/24 ................. 65 64,414
5.63% , 03/15/26 ................. 18 17,836
6.50% , 05/15/27 ................. 446 453,815
4.75% , 10/15/27 ................. 108 103,554
3.75% , 01/15/28 ................. 305 284,441
Playtika Holding Corp., 4.25%, 03/15/29 ... 28 24,431
1,015,820
Financial Services — 1.2%
Block, Inc., 2.75%, 06/01/26 .......... 871 821,379
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 279 278,135
Fidelity National Information Services, Inc.
4.50% , 07/15/25 ................. 2,600 2,573,661
1.15% , 03/01/26 ................. 13,353 12,337,592
4.70% , 07/15/27 ................. 2,925 2,924,793
Fiserv, Inc.
2.75% , 07/01/24 ................. 468 460,997
5.45% , 03/02/28 ................. 472 486,092
Freedom Mortgage Corp.
(b)
12.00% , 10/01/28 ................ 44 48,054
12.25% , 10/01/30 ................ 45 49,399
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................. 18 18,270
Security
Par (000)
Par (000) Value
Financial Services (continued)
8.00% , 02/15/27 ................. USD 171 $ 175,282
8.00% , 06/15/28 ................. 45 46,557
Global Payments, Inc.
1.20% , 03/01/26 ................. 14,098 12,951,900
4.80% , 04/01/26 ................. 3,655 3,623,131
2.15% , 01/15/27 ................. 3,910 3,599,537
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 396 354,451
National Rural Utilities Cooperative Finance
Corp.
Series D, 1.00% , 10/18/24 .......... 3,721 3,594,700
1.88% , 02/07/25 ................. 456 440,188
4.45% , 03/13/26 ................. 440 439,333
4.80% , 03/15/28 ................. 273 276,111
5.05% , 09/15/28 ................. 3,578 3,670,847
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 ................. 413 403,897
6.00% , 01/15/27 ................. 191 189,567
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
106 112,625
NTT Finance Corp., 4.37%, 07/27/27
(b)
.... 4,175 4,134,382
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
.................... 109 112,201
Permian Resources Operating LLC
(b)
7.75% , 02/15/26 ................. 212 215,674
6.88% , 04/01/27 ................. 344 343,764
8.00% , 04/15/27 ................. 163 168,962
5.88% , 07/01/29 ................. 359 350,011
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 396 365,310
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 291 282,971
55,849,773
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... 51 53,552
Chobani LLC, 4.63%, 11/15/28
(b)
........ 583 544,994
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 268 263,792
General Mills, Inc.
5.24% , 11/18/25 ................. 1,678 1,674,647
0.45% , 01/15/26 ................. EUR 301 313,405
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
USD 335 327,629
Post Holdings, Inc.
(b)
5.75% , 03/01/27 ................. 88 87,309
4.63% , 04/15/30 ................. 73 67,149
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 97 83,922
3,416,399
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. 115 118,758
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 116 121,749
ONE Gas, Inc., 1.10%, 03/11/24 ........ 5,200 5,153,867
Piedmont Natural Gas Co., Inc., 3.50%,
06/01/29 ..................... 631 588,360
Redexis Gas Finance BV, 1.88%, 05/28/25
(d)
EUR 900 967,799
Snam SpA, 0.00%, 08/15/25
(d)
......... 1,400 1,465,437
8,415,970
Ground Transportation — 0.9%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 241 238,725
Canadian Pacific Railway Co.
1.35% , 12/02/24 ................. 12,059 11,626,348
4.00% , 06/01/28 ................. 2,375 2,317,763
Penske Truck Leasing Co. LP
(b)
1.20% , 11/15/25 ................. 5,012 4,646,824
5.75% , 05/24/26 ................. 1,382 1,392,943
1.70% , 06/15/26 ................. 4,295 3,948,092
RXO, Inc., 7.50%, 11/15/27
(b)
.......... 74 76,358
Ryder System, Inc.
3.65% , 03/18/24 ................. 5,300 5,274,294

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
2.90% , 12/01/26 ................. USD 356 $ 335,707
2.85% , 03/01/27 ................. 6,110 5,743,790
SMBC Aviation Capital Finance DAC
(b)
1.90% , 10/15/26 ................. 4,750 4,310,511
2.30% , 06/15/28 ................. 2,835 2,490,623
Uber Technologies, Inc.
(b)
8.00% , 11/01/26 ................. 251 255,656
7.50% , 09/15/27 ................. 400 414,252
6.25% , 01/15/28 ................. 407 408,021
4.50% , 08/15/29 ................. 186 177,438
43,657,345
Health Care Equipment & Supplies — 0.0%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................. 515 497,738
3.88% , 11/01/29 ................. 9 8,173
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 715 754,282
Medline Borrower LP
(b)
3.88% , 04/01/29 ................. 694 627,476
5.25% , 10/01/29 ................. 257 242,242
Teleflex, Inc.
4.63% , 11/15/27 ................. 20 19,441
4.25% , 06/01/28
(b)
................ 277 262,537
2,411,889
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(b)
23 22,080
Cigna Group (The), 4.13%, 11/15/25 ..... 1,137 1,122,609
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................. 406 377,228
6.00% , 01/15/29 ................. 170 153,022
5.25% , 05/15/30 ................. 156 130,470
CVS Health Corp., 1.30%, 08/21/27 ...... 214 190,064
Elevance Health, Inc., 3.65%, 12/01/27 ... 2,052 1,990,407
Encompass Health Corp.
4.50% , 02/01/28 ................. 402 384,617
4.75% , 02/01/30 ................. 141 132,784
HCA, Inc.
5.38% , 02/01/25 ................. 13,949 13,928,501
5.25% , 04/15/25 ................. 7,304 7,295,515
7.69% , 06/15/25 ................. 363 374,878
5.88% , 02/15/26 ................. 10,280 10,367,431
5.25% , 06/15/26 ................. 5,123 5,147,975
4.50% , 02/15/27 ................. 291 287,571
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 302 280,410
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 11 10,156
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................. 129 130,366
11.00% , 10/15/30 ................ 188 197,993
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 178 175,775
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 241 227,933
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................ 2,185 2,029,530
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 17 16,575
Sartorius Finance BV, 4.25%, 09/14/26
(d)
... EUR 2,700 3,047,038
Tenet Healthcare Corp.
4.88% , 01/01/26 ................. USD 111 109,749
6.25% , 02/01/27 ................. 444 446,176
5.13% , 11/01/27 ................. 9 8,798
4.63% , 06/15/28 ................. 128 122,152
6.13% , 10/01/28 ................. 29 28,918
6.13% , 06/15/30 ................. 178 179,974
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc., 4.25%, 01/15/29 . USD 2,416 $ 2,412,054
51,328,749
Health Care REITs — 0.1%
Healthpeak OP LLC, 1.35%, 02/01/27 .... 2,753 2,469,966
Welltower OP LLC
4.00% , 06/01/25 ................. 721 707,993
4.25% , 04/01/26 ................. 504 496,213
3,674,172
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 523 513,296
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75% , 10/15/27 ................. 228 220,222
7.25% , 07/15/28
(b)
................ 142 147,635
4.50% , 02/15/29
(b)
................ 217 201,819
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 166 157,284
Service Properties Trust, 7.50%, 09/15/25 .. 58 58,645
785,605
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC
(b)
3.88% , 01/15/28 ................. 222 209,729
4.38% , 01/15/28 ................. 330 315,176
4.00% , 10/15/30 ................. 71 63,680
Booking Holdings, Inc., 0.10%, 03/08/25 ... EUR 3,610 3,829,356
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... USD 196 184,317
Caesars Entertainment, Inc.
(b)
6.25% , 07/01/25 ................. 705 706,917
4.63% , 10/15/29 ................. 60 54,120
7.00% , 02/15/30 ................. 848 869,571
Carnival Corp.
(b)
7.63% , 03/01/26 ................. 95 96,718
5.75% , 03/01/27 ................. 283 276,047
4.00% , 08/01/28 ................. 68 63,222
6.00% , 05/01/29 ................. 344 330,999
7.00% , 08/15/29 ................. 65 67,868
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 1,118 1,216,852
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 229 227,849
Churchill Downs, Inc.
(b)
5.50% , 04/01/27 ................. 534 528,398
4.75% , 01/15/28 ................. 440 421,694
5.75% , 04/01/30 ................. 113 110,174
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
234 212,325
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28
(b)
................ 15 15,006
3.75% , 05/01/29
(b)
................ 134 124,235
4.88% , 01/15/30 ................. 19 18,414
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 186 183,223
Life Time, Inc., 5.75%, 01/15/26
(b)
....... 140 138,993
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 115 118,906
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
130 129,350
McDonald's Corp., 3.63%, 11/28/27
(d)
..... EUR 3,790 4,272,043
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 ................. USD 400 388,375
5.38% , 12/04/29 ................. 200 176,000
NCL Corp. Ltd.
(b)
8.38% , 02/01/28 ................. 61 64,593
8.13% , 01/15/29 ................. 48 50,140
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 71 73,219
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
.................... 62 66,165

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. USD 126 $ 120,098
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 ................. 67 64,714
5.50% , 08/31/26 ................. 142 140,601
5.38% , 07/15/27 ................. 126 124,730
11.63% , 08/15/27 ................ 13 14,146
5.50% , 04/01/28 ................. 19 18,758
8.25% , 01/15/29 ................. 156 165,274
9.25% , 01/15/29 ................. 91 97,882
7.25% , 01/15/30 ................. 124 129,503
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
.................... 52 49,162
Six Flags Entertainment Corp., 5.50%,
04/15/27
(b)
.................... 249 243,411
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
123 123,533
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 190 179,137
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 99 98,505
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 34 33,150
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 216 210,190
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 ................. 200 184,813
5.13% , 12/15/29 ................. 200 177,125
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
58 54,740
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 56 54,282
17,887,428
Household Durables — 0.2%
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
.................... 292 259,193
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
123 121,689
DR Horton, Inc., 1.30%, 10/15/26 ....... 2,686 2,448,759
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
45 47,556
LGI Homes, Inc., 8.75%, 12/15/28
(b)
...... 49 52,124
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 39 36,143
Newell Brands, Inc., 5.20%, 04/01/26
(c)
.... 8,000 7,889,687
Taylor Morrison Communities, Inc.
(b)
5.88% , 06/15/27 ................. 100 100,500
5.13% , 08/01/30 ................. 25 24,185
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 291 262,829
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 155 152,288
11,394,953
Household Products — 0.1%
Central Garden & Pet Co., 5.13%, 02/01/28 . 250 242,900
Reckitt Benckiser Treasury Services plc,
3.63%, 09/14/28
(d)
............... EUR 3,830 4,372,012
4,614,912
Independent Power and Renewable Electricity Producers
— 0.0%
(b)
Calpine Corp., 5.13%, 03/15/28 ........ USD 248 237,777
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 208 200,390
Talen Energy Supply LLC, 8.63%, 06/01/30 . 63 66,940
505,107
Industrial Conglomerates — 0.1%
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30
(b)
.................... 1,158 1,182,746
Honeywell International, Inc.
4.85% , 11/01/24 ................. 351 349,773
3.50% , 05/17/27 ................. EUR 2,420 2,712,926
4,245,445
Security
Par (000)
Par (000) Value
Insurance — 0.1%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................. USD 889 $ 854,373
6.75% , 04/15/28 ................. 283 289,518
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 224 204,564
Aon Corp., 2.85%, 05/28/27 .......... 3,769 3,560,414
HUB International Ltd., 7.25%, 06/15/30
(b)
.. 712 752,036
Jones Deslauriers Insurance Management,
Inc., 8.50%, 03/15/30
(b)
............ 121 127,066
NFP Corp., 4.88%, 08/15/28
(b)
......... 723 715,513
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 62 57,505
6,560,989
IT Services — 0.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 237 193,155
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 200 186,000
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 175,629
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 192 200,402
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 171 162,164
International Business Machines Corp., 3.30%,
05/15/26 ..................... 911 884,605
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 269 237,293
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
.................... 46 49,484
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 366 349,530
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 18 17,645
Twilio, Inc., 3.63%, 03/15/29 .......... 348 317,476
2,773,383
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... 34 35,472
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 137 130,406
Danaher Corp., 1.70%, 03/30/24 ....... EUR 1,183 1,298,155
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. USD 81 83,185
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
200 186,887
Star Parent, Inc., 9.00%, 10/01/30
(b)
...... 391 412,056
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 429 463,816
2,574,505
Machinery — 0.3%
Chart Industries, Inc., 7.50%, 01/01/30
(b)
... USD 25 26,131
Enpro, Inc., 5.75%, 10/15/26 .......... 156 154,411
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 64 49,360
Illinois Tool Works, Inc., 0.25%, 12/05/24 .. EUR 5,360 5,732,533
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 91 82,901
Otis Worldwide Corp., 5.25%, 08/16/28 ... 420 431,664
Parker-Hannifin Corp., 2.70%, 06/14/24 ... 652 643,437
Terex Corp., 5.00%, 05/15/29
(b)
........ 141 132,892
Titan International, Inc., 7.00%, 04/30/28 .. 59 59,025
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
684 671,932
Traton Finance Luxembourg SA
(d)
0.00% , 06/14/24 ................. EUR 2,400 2,600,841
0.13% , 11/10/24 ................. 2,200 2,346,965
4.13% , 11/22/25 ................. 1,300 1,445,789
Wabash National Corp., 4.50%, 10/15/28
(b)
. USD 195 175,952
14,553,833
Media — 0.5%
Altice Financing SA, 5.00%, 01/15/28
(b)
.... 500 453,231
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 48 38,863
Charter Communications Operating LLC
3.75% , 02/15/28 ................. 444 419,157
4.20% , 03/15/28 ................. 13,356 12,828,819
2.25% , 01/15/29 ................. 302 262,036

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... USD 810 $ 813,906
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................. 258 246,283
9.00% , 09/15/28 ................. 768 801,381
Comcast Corp., 3.30%, 04/01/27 ....... 262 252,610
CSC Holdings LLC
(b)
5.38% , 02/01/28 ................. 381 336,550
11.25% , 05/15/28 ................ 400 412,144
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 304 285,631
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................. 420 359,835
5.75% , 12/01/28 ................. 5 3,988
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 464 484,350
GCI LLC, 4.75%, 10/15/28
(b)
.......... 117 107,346
Gray Television, Inc.
(b)
5.88% , 07/15/26 ................. 46 44,745
7.00% , 05/15/27 ................. 136 129,268
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 41 36,079
Informa plc, 2.13%, 10/06/25
(d)
......... EUR 1,411 1,512,906
Lamar Media Corp., 4.00%, 02/15/30 ..... USD 21 19,246
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 302 295,797
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 30 29,008
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................. 405 391,472
4.25% , 01/15/29 ................. 118 106,479
4.63% , 03/15/30 ................. 42 37,443
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 244 186,100
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 ................. 64 60,139
5.00% , 08/01/27 ................. 400 386,397
4.00% , 07/15/28 ................. 35 32,370
TCI Communications, Inc., 7.13%, 02/15/28 . 772 843,923
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 19 18,480
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 187,000
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................. 246 245,329
8.00% , 08/15/28 ................. 290 299,170
7.38% , 06/30/30 ................. 72 71,793
Videotron Ltd., 5.13%, 04/15/27
(b)
....... 240 236,400
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 300 281,760
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
.... 300 291,978
23,849,412
Metals & Mining — 0.3%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. 98 102,249
ATI, Inc.
5.88% , 12/01/27 ................. 397 391,223
7.25% , 08/15/30 ................. 231 240,330
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 714 727,980
Carpenter Technology Corp.
6.38% , 07/15/28 ................. 54 53,797
7.63% , 03/15/30 ................. 15 15,468
Constellium SE
(b)
5.88% , 02/15/26 ................. 305 303,105
5.63% , 06/15/28 ................. 387 377,682
3.75% , 04/15/29 ................. 368 333,909
Glencore Funding LLC, 6.13%, 10/06/28
(b)
.. 11,049 11,575,050
Kaiser Aluminum Corp., 4.63%, 03/01/28
(b)
. 322 297,795
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
. 15 15,957
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 193 194,712
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Novelis Corp.
(b)
3.25% , 11/15/26 ................. USD 1,079 $ 1,015,769
4.75% , 01/30/30 ................. 104 97,807
15,742,833
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 ................. 17 16,770
4.25% , 02/01/27 ................. 118 111,182
Starwood Property Trust, Inc., 4.38%, 01/15/27 44 41,467
169,419
Multi-Utilities — 1.0%
E.ON SE, 0.88%, 01/08/25
(d)
.......... EUR 508 546,562
Engie SA, 3.63%, 12/06/26
(d)
.......... 3,100 3,470,266
National Grid Electricity Transmission plc,
0.19%, 01/20/25
(d)
............... 1,490 1,586,180
National Grid North America, Inc., 4.15%,
09/12/27
(d)
.................... 3,990 4,524,517
NiSource, Inc., 5.25%, 03/30/28 ........ USD 10,321 10,523,461
San Diego Gas & Electric Co., 4.95%, 08/15/28 10,290 10,500,901
Sempra, 3.30%, 04/01/25 ............ 3,984 3,886,859
WEC Energy Group, Inc.
4.75% , 01/09/26 ................. 11,420 11,375,154
5.60% , 09/12/26 ................. 873 888,492
47,302,392
Oil, Gas & Consumable Fuels — 4.3%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 217 218,085
Antero Midstream Partners LP
(b)
7.88% , 05/15/26 ................. 110 112,664
5.75% , 03/01/27 ................. 244 242,106
5.75% , 01/15/28 ................. 48 47,522
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 136 140,080
Ascent Resources Utica Holdings LLC
(b)
8.25% , 12/31/28 ................. 410 412,382
5.88% , 06/30/29 ................. 509 473,550
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 122 126,259
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
230 232,981
Buckeye Partners LP
(b)
4.13% , 03/01/25 ................. 24 23,264
4.50% , 03/01/28 ................. 134 126,252
Callon Petroleum Co.
6.38% , 07/01/26 ................. 272 270,709
8.00% , 08/01/28
(b)
................ 254 259,403
7.50% , 06/15/30
(b)
................ 235 237,002
Chesapeake Energy Corp.
(b)
5.50% , 02/01/26 ................. 119 117,969
6.75% , 04/15/29 ................. 314 316,921
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 ................. 276 275,551
8.38% , 01/15/29 ................. 226 232,402
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 ................. 313 326,755
8.63% , 11/01/30 ................. 403 427,471
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................. 450 411,528
5.88% , 01/15/30 ................. 81 70,252
Crescent Energy Finance LLC
(b)
7.25% , 05/01/26 ................. 564 567,477
9.25% , 02/15/28 ................. 262 271,844
CrownRock LP, 5.00%, 05/01/29
(b)
...... 60 58,500
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
97 99,192
Diamondback Energy, Inc., 3.50%, 12/01/29 5,992 5,564,886
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 187 172,037
Enbridge Energy Partners LP, 5.88%, 10/15/25 738 745,696

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.
2.50% , 01/15/25 ................. USD 2,955 $ 2,866,839
2.50% , 02/14/25 ................. 12,081 11,715,025
6.00% , 11/15/28 ................. 3,875 4,068,212
Energy Transfer LP
5.88% , 01/15/24 ................. 10,287 10,284,652
4.25% , 04/01/24 ................. 566 563,838
4.50% , 04/15/24 ................. 1,433 1,427,634
4.05% , 03/15/25 ................. 11,089 10,909,037
5.95% , 12/01/25 ................. 875 884,276
5.63% , 05/01/27
(b)
................ 5,916 5,895,798
6.10% , 12/01/28 ................. 9,300 9,787,287
6.00% , 02/01/29
(b)
................ 1,332 1,343,966
Eni SpA, 3.63%, 05/19/27
(d)
........... EUR 3,300 3,697,003
EnLink Midstream LLC
5.63% , 01/15/28
(b)
................ USD 169 167,087
5.38% , 06/01/29 ................. 99 96,867
EnLink Midstream Partners LP, 4.85%,
07/15/26 ..................... 96 94,051
Enterprise Products Operating LLC, 4.15%,
10/16/28 ..................... 9,310 9,191,948
EQM Midstream Partners LP
4.13% , 12/01/26 ................. 55 53,123
6.50% , 07/01/27
(b)
................ 180 183,282
EQT Corp., 5.00%, 01/15/29 .......... 624 618,148
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 45 46,680
Genesis Energy LP
7.75% , 02/01/28 ................. 23 23,080
8.25% , 01/15/29 ................. 80 82,324
8.88% , 04/15/30 ................. 46 47,564
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 41 40,939
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 79 72,680
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................. 120 119,538
5.75% , 02/01/29 ................. 162 156,442
Kinetik Holdings LP, 6.63%, 12/15/28
(b)
.... 36 36,677
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 32 31,200
Matador Resources Co.
5.88% , 09/15/26 ................. 244 241,974
6.88% , 04/15/28
(b)
................ 120 121,718
MPLX LP
1.75% , 03/01/26 ................. 1,168 1,092,586
4.25% , 12/01/27 ................. 2,896 2,833,096
4.00% , 03/15/28 ................. 1,963 1,892,365
4.80% , 02/15/29 ................. 909 902,512
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
247 245,029
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
212 214,122
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 410 415,125
NuStar Logistics LP, 5.75%, 10/01/25 ..... 43 42,728
Occidental Petroleum Corp.
5.55% , 03/15/26 ................. 498 501,601
3.40% , 04/15/26 ................. 282 269,363
8.50% , 07/15/27 ................. 7,400 8,071,723
ONEOK, Inc.
5.85% , 01/15/26 ................. 391 396,670
5.55% , 11/01/26 ................. 7,107 7,232,062
4.55% , 07/15/28 ................. 722 712,888
5.65% , 11/01/28 ................. 4,414 4,569,356
4.35% , 03/15/29 ................. 334 324,583
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.. 72 73,325
Pioneer Natural Resources Co.
1.13% , 01/15/26 ................. 5,244 4,867,618
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.10% , 03/29/26 ................. USD 3,860 $ 3,888,133
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 44 41,585
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 88 84,144
Sabine Pass Liquefaction LLC
5.75% , 05/15/24 ................. 978 977,433
5.63% , 03/01/25 ................. 19,091 19,127,530
5.00% , 03/15/27 ................. 881 884,801
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
............... 157 162,687
SM Energy Co.
6.75% , 09/15/26 ................. 134 133,651
6.63% , 01/15/27 ................. 10 9,944
6.50% , 07/15/28 ................. 181 181,083
Southwestern Energy Co., 5.70%, 01/23/25
(c)
9 8,964
Spectra Energy Partners LP, 3.50%, 03/15/25 390 381,139
Sunoco LP
6.00% , 04/15/27 ................. 54 54,046
7.00% , 09/15/28
(b)
................ 86 88,733
Tallgrass Energy Partners LP
(b)
7.50% , 10/01/25 ................. 4 4,020
6.00% , 03/01/27 ................. 46 44,982
5.50% , 01/15/28 ................. 96 90,721
Targa Resources Corp.
5.20% , 07/01/27 ................. 6,433 6,463,881
6.15% , 03/01/29 ................. 3,110 3,252,120
TransCanada PipeLines Ltd., 4.88%, 01/15/26 460 458,707
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
.................... 983 891,876
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 44 42,242
Viper Energy, Inc.
(b)
5.38% , 11/01/27 ................. 4,017 3,943,959
7.38% , 11/01/31 ................. 14,110 14,603,850
Vital Energy, Inc.
10.13% , 01/15/28 ................ 117 120,224
9.75% , 10/15/30 ................. 141 146,171
Western Midstream Operating LP, 6.35%,
01/15/29 ..................... 2,380 2,485,696
Williams Cos., Inc. (The)
5.40% , 03/02/26 ................. 18,099 18,279,851
5.30% , 08/15/28 ................. 5,628 5,760,551
204,719,105
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
......... 361 344,896
American Airlines, Inc.
(b)
5.75% , 04/20/29 ................. 247 241,191
8.50% , 05/15/29 ................. 190 200,640
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
110 79,274
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88% , 01/15/26 617 597,762
Series 2020-1, Class A, 5.88% , 10/15/27 3,251 3,291,501
United Airlines, Inc.
(b)
4.38% , 04/15/26 ................. 111 108,159
4.63% , 04/15/29 ................. 259 242,226
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
70 48,886
5,154,535
Personal Care Products — 0.0%
Coty, Inc.
(b)
4.75% , 01/15/29 ................. 20 19,076
6.63% , 07/15/30 ................. 101 103,758
Haleon Netherlands Capital BV, 1.25%,
03/29/26
(d)
.................... EUR 276 292,269
415,103

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.3%
Bayer AG
(d)
0.05% , 01/12/25 ................. EUR 2,900 $ 3,077,192
4.00% , 08/26/26 ................. 3,240 3,626,444
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
. 2,600 2,732,196
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 ................. USD 40 38,647
3.13% , 02/15/29 ................. 304 266,036
3.50% , 04/01/30 ................. 294 255,762
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 276 257,071
Organon & Co., 4.13%, 04/30/28
(b)
...... 600 552,277
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ..................... 4,859 4,856,489
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 ................. 191 176,556
4.75% , 05/09/27 ................. 200 191,842
16,030,512
Professional Services — 0.0%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 364 318,868
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 260 242,533
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 16 14,828
Korn Ferry, 4.63%, 12/15/27
(b)
......... 193 185,991
Teleperformance SE, 5.25%, 11/22/28
(d)
... EUR 1,400 1,616,241
2,378,461
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(b)
.................... USD 213 195,980
Fantasia Holdings Group Co. Ltd.
(d)(g)(h)
10.88% , 01/09/23 ................ 1,167 26,258
11.88% , 06/01/23 ................ 667 15,008
9.25% , 07/28/23 ................. 667 15,007
9.88% , 10/19/23 ................. 333 7,492
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
178 171,080
430,825
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 109 98,100
Realty Income Corp.
5.05% , 01/13/26 ................. 586 585,513
0.75% , 03/15/26 ................. 908 826,608
4.88% , 06/01/26 ................. 671 671,530
3.00% , 01/15/27 ................. 395 374,803
2,556,554
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Corp.
3.88% , 01/15/27 ................. 8,119 7,923,379
3.50% , 01/15/28 ................. 838 803,644
Broadcom, Inc.
3.46% , 09/15/26 ................. 1,248 1,206,862
1.95% , 02/15/28
(b)
................ 1,037 930,228
4.11% , 09/15/28 ................. 1,553 1,516,264
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 759 731,231
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 91 86,601
Intel Corp., 4.88%, 02/10/28 .......... 3,188 3,241,173
NXP BV
2.70% , 05/01/25 ................. 4,639 4,470,419
4.30% , 06/18/29 ................. 793 769,067
3.40% , 05/01/30 ................. 1,573 1,443,023
QUALCOMM, Inc., 3.25%, 05/20/27 ..... 318 307,828
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 145 130,063
23,559,782
Security
Par (000)
Par (000) Value
Software — 1.1%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ USD 145 $ 154,334
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 881 885,722
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 282 275,351
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 147 152,933
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 421 429,360
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................. 865 815,604
4.88% , 07/01/29 ................. 60 56,300
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
1,780 1,695,344
Consensus Cloud Solutions, Inc.
(b)
6.00% , 10/15/26 ................. 98 93,183
6.50% , 10/15/28 ................. 12 10,885
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 18 16,267
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 173 163,720
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 157 159,721
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 199 193,058
Oracle Corp.
1.65% , 03/25/26 ................. 18,172 16,952,234
2.65% , 07/15/26 ................. 8,533 8,090,776
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 163 159,348
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 184 167,444
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
622 613,126
VMware LLC
1.40% , 08/15/26 ................. 8,789 8,039,151
3.90% , 08/21/27 ................. 6,614 6,416,043
1.80% , 08/15/28 ................. 886 776,785
Workday, Inc., 3.50%, 04/01/27 ........ 3,877 3,751,219
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
334 302,936
50,370,844
Specialized REITs — 0.8%
American Tower Corp.
0.45% , 01/15/27 ................. EUR 3,155 3,184,960
3.65% , 03/15/27 ................. USD 12,749 12,262,391
Crown Castle, Inc., 1.05%, 07/15/26 ..... 6,474 5,840,749
Equinix, Inc.
1.45% , 05/15/26 ................. 1,270 1,173,299
2.90% , 11/18/26 ................. 6,825 6,481,447
1.80% , 07/15/27 ................. 9,447 8,551,767
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 592 608,504
Public Storage Operating Co., 5.13%, 01/15/29 528 544,814
SBA Communications Corp.
3.88% , 02/15/27 ................. 341 327,467
3.13% , 02/01/29 ................. 359 322,560
39,297,958
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................. 6 5,699
4.75% , 03/01/30 ................. 91 84,946
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 79 72,119
Home Depot, Inc. (The), 2.80%, 09/14/27 .. 26 24,713
Lowe's Cos., Inc.
4.40% , 09/08/25 ................. 9,596 9,522,832
1.70% , 09/15/28 ................. 2,957 2,615,338
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 141 136,792
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 60 58,846
12,521,285
Technology Hardware, Storage & Peripherals — 0.0%
HP, Inc., 4.75%, 01/15/28 ............ 89 89,077
Litigation Systems, Inc., Series 2020-1, Class
A, 4.00%, 10/30/27
(e)
............. 1,473 1,441,956

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
. USD 210 $ 226,491
1,757,524
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 122 109,280
Hanesbrands, Inc., 4.88%, 05/15/26 ..... 42 40,514
William Carter Co. (The), 5.63%, 03/15/27 .. 91 89,862
239,656
Tobacco — 1.3%
Altria Group, Inc.
2.35% , 05/06/25 ................. 1,000 964,404
6.20% , 11/01/28 ................. 11,063 11,602,324
BAT Capital Corp.
3.22% , 08/15/24 ................. 10,429 10,259,102
2.79% , 09/06/24 ................. 16,833 16,489,675
BAT International Finance plc, 5.93%, 02/02/29 12,554 13,043,808
Philip Morris International, Inc.
5.13% , 11/15/24 ................. 5,438 5,430,328
4.88% , 02/13/26 ................. 1,102 1,105,852
0.13% , 08/03/26 ................. EUR 256 260,993
5.13% , 11/17/27 ................. USD 1,600 1,628,506
60,784,992
Trading Companies & Distributors — 0.2%
Air Lease Corp., 1.88%, 08/15/26 ....... 4,930 4,534,674
Beacon Roofing Supply, Inc.
(b)
4.13% , 05/15/29 ................. 49 44,671
6.50% , 08/01/30 ................. 117 119,629
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50% , 10/01/25 ................. 291 290,068
9.75% , 08/01/27 ................. 204 212,160
5.50% , 05/01/28 ................. 207 199,060
7.88% , 12/01/30 ................. 303 315,660
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 250 246,829
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 259 246,077
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 579 549,295
WESCO Distribution, Inc.
(b)
7.13% , 06/15/25 ................. 505 508,688
7.25% , 06/15/28 ................. 22 22,612
7,289,423
Wireless Telecommunication Services — 1.0%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 400 397,604
Rogers Communications, Inc.
2.90% , 11/15/26 ................. 1,951 1,849,781
3.20% , 03/15/27 ................. 10,593 10,111,061
Sprint LLC
7.13% , 06/15/24 ................. 6,368 6,395,618
7.63% , 03/01/26 ................. 2,492 2,603,447
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
2,534 2,512,415
T-Mobile USA, Inc.
2.25% , 02/15/26 ................. 11,206 10,618,587
2.63% , 04/15/26 ................. 7,006 6,663,659
3.75% , 04/15/27 ................. 7,339 7,118,293
2.05% , 02/15/28 ................. 287 258,957
48,529,422
Total Corporate Bonds — 34 .2%
(Cost: $ 1,639,769,759 ) ........................... 1,639,714,695
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Oil, Gas & Consumable Fuels — 0.1%
Ecopetrol SA, Term Loan , (1-mo. CME Term
SOFR + 0.00%), 10.14%
,
09/06/30
(a)
... USD 5,000 $ 4,962,500
Total Floating Rate Loan Interests — 0 .1%
(Cost: $ 4,963,059 ) .............................. 4,962,500
Foreign Agency Obligations
Canada — 1.1%
(b)
CPPIB Capital, Inc., 0.50%
,
09/16/24 ..... 22,650 21,919,506
OMERS Finance Trust, 1.10%
,
03/26/26 ... 17,380 16,090,553
Ontario Teachers' Finance Trust, 4.25%
,
04/25/28 ...................... 13,860 13,805,237
51,815,296
France — 0.0%
Electricite de France SA, 3.75%
,
06/05/27
(d)
. EUR 1,300 1,463,109
Italy — 0.0%
ACEA SpA, 0.00%
,
09/28/25
(d)
.......... 343 356,712
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.88%
,
04/16/24
(b)
... USD 3,245 3,208,364
Total Foreign Agency Obligations — 1 .2%
(Cost: $ 58,856,116 ) .............................. 56,843,481
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.0%
Angel Oak Mortgage Trust, Series 2023-6,
Class A1, 6.50%, 12/25/67
(b) (c)
........ 2,409 2,424,521
Arroyo Mortgage Trust, Series 2022-2, Class
A1, 4.95%, 07/25/57
(b) (c)
............ 4,434 4,388,191
Atlas Funding plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.70%), 6.93%,
07/25/58
(d)
................... GBP 125 159,259
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.25%), 7.48%,
07/25/58
(d)
................... 110 140,104
Banc of America Mortgage Trust, Series 2003-
J, Class 2A1, 5.15%, 11/25/33
(a)
....... USD 130 116,266
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average + 1.70%),
6.89%, 08/27/58
(a) (d)
............... GBP 520 640,160
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.67%, 07/25/34
(a)
............. USD 197 176,456
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a) (b) (e) (i)
...... 16 —
BRAVO Residential Funding Trust, Series
2023-NQM6, Class A1, 6.60%, 09/25/63
(b) (c)
4,472 4,526,821
Canada Square Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 6.80%,
06/17/58
(d)
................... GBP 102 128,479
Series 6, Class C, (Sterling Overnight Index
Average + 1.45%), 6.69%, 01/17/59
(d)
. 318 392,763
Series 6, Class D, (Sterling Overnight Index
Average + 1.85%), 7.09%, 01/17/59
(d)
. 178 216,132
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo. CME
Term SOFR at 6.50% Cap + 1.01%),
6.37%, 07/25/49 ............... USD 691 661,451
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 .................... 1,479 1,304,886

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 USD 223 $ 199,459
Series 2005-HYB8, Class 2A1, 4.44%,
12/20/35
(a)
................... 484 434,569
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a) (b)
.................... 4,036 3,516,942
CMF plc
(a)
Series 2020-1, Class B, (Sterling Overnight
Index Average + 1.00%), 6.20%,
01/16/57
(d)
................... GBP 220 279,815
Series 2020-1, Class C, (Sterling Overnight
Index Average + 1.25%), 6.45%,
01/16/57
(d)
................... 105 133,738
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a) (b)
........ USD 2,537 2,388,773
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a) (b)
.................... 6,020 5,613,672
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B2, 6.79%,
04/25/43 .................... 150 149,779
Series 2013-HYB1, Class B4, 6.79%,
04/25/43 .................... 1,583 1,573,791
Series 2015-1, Class A1, 2.50%, 01/25/45 4,964 4,202,845
Series 2017-RPL1, Class A1, 2.75%,
07/25/57 .................... 525 502,143
Series 2019-RP10, Class A1, 3.09%,
12/26/59 .................... 2,558 2,556,233
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (3-mo. EURIBOR +
1.10%), 5.05%, 07/28/58
(d)
........ EUR 740 809,751
Series 2021-2, Class B, (3-mo. EURIBOR +
0.80%), 4.75%, 04/28/59
(d)
........ 820 889,117
Series 2021-2, Class C, (3-mo. EURIBOR +
1.05%), 5.00%, 04/28/59
(d)
........ 503 538,886
Finsbury Square, Series 2021-1GRX, Class C,
(Sterling Overnight Index Average + 1.25%),
6.45%, 12/16/67
(a) (d)
............... GBP 1,045 1,294,637
Finsbury Square plc
(a)
Series 2021-2X, Class C, (Sterling Overnight
Index Average + 1.40%), 6.60%,
12/16/71
(d)
................... 371 458,475
Series 2021-2X, Class D, (Sterling Overnight
Index Average + 1.70%), 6.90%,
12/16/71
(d)
................... 200 241,956
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a) (b)
............ USD 2,450 2,383,320
Gemgarto plc, Series 2021-1X, Class C,
(Sterling Overnight Index Average + 1.30%),
6.50%, 12/16/67
(a) (d)
............... GBP 218 274,177
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.05%, 08/25/49 USD 1,938 1,833,040
Series 2022-PJ2, Class A4, 2.50%, 06/25/52 11,936 9,764,671
Harben Finance
(a)
Series 2017-1RX, Class C, (Sterling
Overnight Index Average + 1.15%),
6.34%, 09/28/55
(d)
.............. GBP 741 909,425
Series 2017-1RX, Class D, (Sterling
Overnight Index Average + 1.50%),
6.69%, 09/28/55
(d)
.............. 441 533,288
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (c)
... USD 1,811 1,779,913
Hops Hill No. 1 plc
(a)
Series 1, Class C, (Sterling Overnight Index
Average + 1.85%), 7.04%, 05/27/54
(d)
. GBP 200 254,461
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 1, Class D, (Sterling Overnight Index
Average + 2.35%), 7.54%, 05/27/54
(d)
. GBP 100 $ 126,899
JPMorgan Mortgage Trust
(a)(b)
Series 2016-2, Class A1, 7.06%, 06/25/46 USD 1,430 1,356,408
Series 2020-7, Class A3, 3.00%, 01/25/51 2,549 2,183,896
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 6.00% Cap + 1.11%),
6.00%, 06/25/50 ............... 299 295,280
Series 2021-3, Class A12, 5.50%, 07/25/51 7,703 7,609,497
Series 2021-6, Class A12, 5.00%, 10/25/51 7,900 7,685,566
Series 2021-7, Class A12, 5.00%, 11/25/51 4,531 4,360,647
Series 2022-INV3, Class A3B, 3.00%,
09/25/52 .................... 6,864 5,837,196
Series 2023-DSC1, Class A1, 4.62%,
07/25/63 .................... 4,905 4,611,473
Jubilee Place, Series 3, Class C, (3-mo.
EURIBOR + 1.60%), 5.59%, 01/17/59
(a) (d)
. EUR 201 213,793
Lanebrook Mortgage Transaction plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 7.45%,
06/12/57
(d)
................... GBP 370 471,562
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.25%), 6.49%,
07/20/58
(d)
................... 158 194,928
Mello Mortgage Capital Acceptance, Series
2022-INV2, Class A3, 3.00%, 04/25/52
(a) (b)
USD 11,470 9,783,280
MFA Trust
(b)(c)
Series 2023-INV2, Class A1, 6.77%,
10/25/58 .................... 1,918 1,939,441
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 .................... 5,792 5,854,121
Mill City Mortgage Loan Trust
(a)(b)
Series 2017-3, Class A1, 2.75%, 01/25/61 2,264 2,217,681
Series 2018-1, Class A1, 3.25%, 05/25/62 1,647 1,605,436
Series 2018-3, Class A1, 3.50%, 08/25/58 2,121 2,055,574
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 6.25%, 11/25/34
(a)
378 357,743
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.45%),
6.64%, 06/23/53
(a) (d)
............... GBP 111 137,670
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56 .................... USD 1,007 925,343
Series 2018-1A, Class A1A, 4.00%,
12/25/57 .................... 3,623 3,442,474
Series 2020-1A, Class A1B, 3.50%,
10/25/59 .................... 8,730 8,151,926
OBX Trust
(b)
Series 2022-INV3, Class A1, 3.00%,
02/25/52
(a)
................... 2,654 2,273,759
Series 2023-NQM6, Class A1, 6.52%,
07/25/63
(c)
................... 7,221 7,286,403
Polaris plc, Series 2022-1, Class E, (Sterling
Overnight Index Average + 3.40%), 8.59%,
10/23/59
(a) (d)
.................... GBP 538 662,213
PRKCM Trust, Series 2023-AFC3, Class A1,
6.58%, 09/25/58
(b) (c)
............... USD 6,377 6,474,024
Provident Funding Mortgage Trust
(a)(b)
Series 2021-INV1, Class A3, 2.50%,
08/25/51 .................... 2,000 1,734,768
Series 2021-INV2, Class 1A3, 2.50%,
11/25/51 .................... 2,603 2,244,495
PRPM LLC, Series 2023-1, Class A1, 6.88%,
02/25/28
(a) (b)
.................... 2,529 2,553,954

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Residential Mortgage Securities 32 plc, Series
32X, Class C, (Sterling Overnight Index
Average + 2.20%), 7.39%, 06/20/70
(a) (d)
.. GBP 1,025 $ 1,303,671
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index
Average + 0.27%), 5.47%, 06/12/44
(a) (d)
.. 265 326,898
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 3,509 3,332,270
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
10,130 9,567,103
Series 2019-4, Class MA, 3.00%, 02/25/59 10,815 9,894,667
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a) (b)
........ 292 267,506
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
........ 885 884,629
Stanlington No. 2 plc
(a)
Series 2, Class C, (Sterling Overnight
Index Average at 10.63% Cap + 1.75%),
6.95%, 06/12/45
(d)
.............. GBP 535 667,916
Series 2, Class D, (Sterling Overnight
Index Average at 11.20% Cap + 2.20%),
7.40%, 06/12/45
(d)
.............. 329 405,018
Series 2, Class E, (Sterling Overnight Index
Average at 12.30% Cap + 3.30%),
8.50%, 06/12/45
(d)
.............. 450 543,677
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a) (b)
USD 2,022 1,811,348
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo.
CME Term SOFR at 0.30% Floor + 0.41%),
5.77%, 09/25/34
(a)
................ 472 408,630
Together Asset-Backed Securitisation plc,
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average + 1.25%), 6.50%,
07/12/63
(a) (d)
.................... GBP 108 134,496
Towd Point Mortgage Trust
(a)(b)
Series 2015-1, Class A5, 4.45%, 10/25/53 USD 8,570 8,506,822
Series 2017-4, Class A1, 2.75%, 06/25/57 7,503 7,191,164
Series 2017-6, Class A1, 2.75%, 10/25/57 6,312 6,041,079
Series 2018-1, Class A1, 3.00%, 01/25/58 3,491 3,389,390
Series 2018-2, Class A1, 3.25%, 03/25/58 4,131 4,001,619
Series 2018-6, Class A1A, 3.75%, 03/25/58 6,310 6,166,598
Tower Bridge Funding plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.85%), 7.09%,
07/21/64
(d)
................... GBP 365 464,606
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.15%), 7.39%,
07/21/64
(d)
................... 252 320,022
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 6.72%,
11/20/63
(d)
................... 140 175,992
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 7.02%,
11/20/63
(d)
................... 169 209,871
Twin Bridges plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 7.45%,
12/12/54
(d)
................... 395 503,436
Series 2020-1, Class D, (Sterling Overnight
Index Average + 3.00%), 8.20%,
12/12/54
(d)
................... 225 286,620
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.60%), 6.80%,
03/12/55
(d)
................... 436 546,755
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.10%), 7.30%,
03/12/55
(d)
................... GBP 220 $ 272,594
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.15%), 6.35%,
09/12/55
(d)
................... 435 534,790
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.50%), 6.70%,
09/12/55
(d)
................... 187 225,441
Series 2022-1, Class D, (Sterling Overnight
Index Average + 1.70%), 6.90%,
12/01/55
(d)
................... 365 437,377
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a) (b)
........... USD 4,934 4,799,744
Verus Securitization Trust
(b)(c)
Series 2022-2, Class A1, 4.26%, 02/25/67 2,968 2,729,943
Series 2022-3, Class A1, 4.13%, 02/25/67 7,903 7,354,141
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 7.50%, 03/01/27
(a) (b)
......... 2 1,101
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 775 654,789
Series 2020-RR1, Class A1, 3.00%,
05/25/50 .................... 1,335 1,140,162
238,941,700
Commercial Mortgage-Backed Securities — 5.4%
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 6.63%, 04/15/34
(a) (b)
......... 8,030 7,212,913
Atom Mortgage Securities DAC, Series
1X, Class D, (Sterling Overnight Index
Average at 1.90% Floor + 1.90%), 7.14%,
07/22/31
(a) (d)
.................... GBP 1,542 1,696,045
BAMLL Commercial Mortgage Securities
Trust, Series 2017-SCH, Class AF, (1-mo.
CME Term SOFR at 1.00% Floor + 1.05%),
6.41%, 11/15/33
(a) (b)
............... USD 3,270 2,886,306
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 .................... 2,365 2,358,395
Series 2019-BN16, Class A2, 3.93%,
02/15/52 .................... 9,775 9,747,539
Series 2019-BN18, Class A2, 3.47%,
05/15/62 .................... 15,479 15,156,897
BANK5, Series 2023-5YR3, Class A3, 6.72%,
09/15/56
(a)
..................... 1,740 1,854,206
BBCMS Mortgage Trust, Series 2023-C19,
Class A2B, 5.75%, 04/15/56 ......... 6,080 6,205,483
Benchmark Mortgage Trust, Series 2023-V3,
Class A3, 6.36%, 07/15/56
(a)
......... 6,125 6,416,701
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class A, (1-mo. CME Term
SOFR at 0.92% Floor + 1.03%), 6.40%,
10/15/36 .................... 2,016 2,010,809
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.12%,
12/09/40 .................... 5,745 5,748,556
BX Trust
(a)(b)
Series 2021-VIEW, Class A, (1-mo. CME
Term SOFR at 1.28% Floor + 1.39%),
6.76%, 06/15/36 ............... 3,450 3,301,191
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.05%, 05/15/38 ............... 6,600 6,612,402

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo. EURIBOR
at 2.50% Floor + 2.50%), 6.46%,
05/22/34
(d)
................... EUR 4,583 $ 4,891,209
Series 2022-1X, Class B, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 7.46%,
05/22/34
(d)
................... 2,190 2,247,243
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.98%, 09/15/38
(a) (b)
............... USD 5,838 5,866,940
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 .................... 9,000 8,659,403
Series 2015-P1, Class A4, 3.46%, 09/15/48 13,173 12,776,992
Series 2016-P3, Class A2, 2.74%, 04/15/49 111 108,112
Commercial Mortgage Trust
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 .................... 840 834,921
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 .................... 287 284,439
Series 2015-CR22, Class A3, 3.21%,
03/10/48 .................... 11,549 11,211,436
Series 2015-CR23, Class A4, 3.50%,
05/10/48 .................... 7,750 7,513,606
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 .................... 1,990 1,964,597
Series 2015-PC1, Class B, 4.28%,
07/10/50
(a)
................... 4,175 3,881,632
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 6,830 6,317,529
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 6,240 5,692,209
Series 2021-980M, Class C, 3.20%,
07/15/31 .................... 3,450 3,030,346
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... 2,458 2,377,725
CSMC Trust, Series 2021-BHAR, Class C,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 7.48%, 11/15/38
(a) (b)
.......... 2,500 2,461,281
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class F, 5.52%, 05/03/32
(b)
..... 2,000 1,876,475
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
7.45%, 03/15/28 ............... 5,890 5,867,852
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
8.15%, 03/15/28 ............... 5,065 5,039,606
GS Mortgage Securities Trust
Series 2011-GC5, Class AS, 5.15%,
08/10/44
(a) (b)
.................. 4,309 4,158,562
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 .................... 960 953,820
Haus European Loan Conduit No. 39 DAC,
Series 39X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 5.35%, 07/28/51
(a) (d)
EUR 841 789,947
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class ASB, 3.66%,
09/15/47 ...................... USD 924 915,074
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 7,934,429
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2018-WPT, Class AFX, 4.25%,
07/05/33 .................... 7,070 6,206,402
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.61%),
6.98%, 09/15/29
(a)
.............. USD 1,267 $ 1,168,466
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)
................... 1,000 584,999
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (1-mo. CME Term SOFR at 1.35%
Floor + 1.55%), 6.91%, 05/15/36
(a) (b)
.... 2,972 2,935,407
KSL Commercial Mortgage Trust, Series 2023-
HT, Class A, (1-mo. CME Term SOFR at
2.29% Floor + 2.29%), 7.64%, 12/15/36
(a) (b)
2,450 2,448,454
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 5.39%, 08/17/33
(d)
EUR 1,331 1,390,137
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 5.89%, 08/17/33
(d)
1,031 1,074,787
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (3-mo. EURIBOR
at 1.20% Floor and 5.20% Cap + 1.20%),
5.19%, 08/17/31
(d)
.............. 939 992,266
Series 2021-1X, Class C, (3-mo. EURIBOR
at 1.60% Floor and 5.60% Cap + 1.60%),
5.59%, 08/17/31
(d)
.............. 1,061 1,116,352
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
8.05%, 08/15/40
(a) (b)
............... USD 2,329 2,352,073
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
..................... 1,955 2,014,969
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C18, Class ASB, 3.62%,
10/15/47 .................... 361 359,338
Series 2014-C19, Class ASB, 3.33%,
12/15/47 .................... 1,102 1,091,752
Morgan Stanley Capital I Trust, Series 2018-
BOP, Class A, (1-mo. CME Term SOFR at
0.85% Floor + 0.90%), 6.26%, 08/15/33
(a) (b)
1,799 1,488,596
MSWF Commercial Mortgage Trust, Series
2023-2, Class A5, 6.01%, 12/15/56
(a)
.... 2,910 3,134,052
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (US Prime Rate +
1.00%), 8.50%, 06/15/35
(a) (b)
......... 943 870,762
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
8.45%, 10/15/28
(a) (b)
............... 1,402 1,405,151
Pearl Finance DAC
(a)
Series 2020-1, Class A2, (3-mo. EURIBOR
at 1.90% Floor + 1.90%), 5.89%,
11/17/32
(d)
................... EUR 1,128 1,229,975
Series 2020-1, Class B, (3-mo. EURIBOR at
2.50% Floor + 2.50%), 6.49%, 11/17/32
(d)
1,355 1,465,472
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. CME Term
SOFR at 0.88% Floor + 0.99%), 6.36%,
07/15/38
(a) (b)
.................... USD 15,473 14,276,474
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.47% Floor + 2.47%), 7.82%,
06/25/37
(a) (b)
.................... 726 725,632
Sage AR Funding plc, Series 1X, Class C,
(Sterling Overnight Index Average + 2.15%),
7.37%, 11/17/30
(a) (d)
............... GBP 535 660,344
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.55%, 05/15/37
(a) (b)
............... USD 5,520 5,487,065

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average at 1.30%
Floor and 5.30% Cap + 1.30%), 6.52%,
05/17/31
(d)
................... GBP 880 $ 1,092,127
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average at 1.65% Floor
+ 1.65%), 6.87%, 05/17/31
(d)
....... 536 663,288
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average at 2.60% Floor
+ 2.60%), 7.82%, 05/17/31
(d)
....... 547 670,699
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average at 2.10% Floor
+ 2.10%), 7.32%, 08/17/31
(d)
....... 1,381 1,670,266
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ....... USD 283 246,433
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 . 338 319,516
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
2,214 2,100,429
Series 2023-3, Class A, 7.10%, 08/25/53
(a)
6,247 6,368,161
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 .................... 440 437,893
Series 2015-C27, Class A5, 3.45%,
02/15/48 .................... 10,140 9,802,224
Series 2015-C28, Class ASB, 3.31%,
05/15/48 .................... 1,437 1,416,041
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class ASB, 3.39%,
08/15/47 .................... —
(j)
34
Series 2014-C21, Class ASBF, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
6.04%, 08/15/47
(a) (b)
............. —
(j)
9
Series 2014-C24, Class ASB, 3.32%,
11/15/47 .................... 1,517 1,501,249
259,630,122
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 0.84%, 05/10/48
(a)
.... 28,585 237,783
Total Non-Agency Mortgage-Backed Securities — 10 .4%
(Cost: $ 523,140,681 ) ............................. 498,809,605
U.S. Government Sponsored Agency Securities
Agency Obligations — 3.4%
Federal Farm Credit Bank Bonds
1.63% , 03/17/31 ................. 450 374,113
1.68% , 09/17/35 ................. 30,000 22,062,605
2.17% , 10/29/29 ................. 6,500 5,803,131
2.25% , 08/15/29 ................. 23,500 21,159,104
2.78% , 12/01/36 ................. 3,525 2,801,697
Federal Home Loan Bank Bonds
0.60% , 12/30/26 ................. 15,000 13,433,538
2.06% , 09/27/29 ................. 19,250 17,107,228
2.18% , 11/06/29 ................. 9,700 8,657,405
2.50% , 11/05/36 ................. 3,525 2,716,636
Federal Home Loan Mortgage Corp.
0.65% , 05/28/26 ................. 15,000 13,741,835
4.20% , 08/28/25 ................. 15,000 14,844,573
5.68% , 04/03/25 ................. 16,000 16,000,220
Federal National Mortgage Association
0.74% , 08/25/27 ................. 15,000 13,277,091
0.81% , 09/25/28 ................. 15,000 12,883,675
1.63% , 08/24/35 ................. 1,000 744,694
165,607,545
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations — 2.3%
Federal Home Loan Mortgage Corp.
Series 3710 , Class MG , 4.00% , 08/15/25
(c)
USD 87 $ 85,805
Series 3959 , Class MA , 4.50% , 11/15/41 . 662 652,550
Series 3986 , Class M , 4.50% , 09/15/41 .. 126 124,998
Series 4459 , Class BN , 3.00% , 08/15/43 . 3,707 3,390,471
Series 4569 , Class JA , 3.00% , 03/15/42 . 2,950 2,856,500
Series 4752 , Class PL , 3.00% , 09/15/46 . 4,830 4,543,667
Series 4941 , Class MB , 3.00% , 07/25/49 . 4,229 3,755,156
Series 5000 , Class MA , 2.00% , 06/25/44 . 3,259 2,945,204
Series 5006 , Class KA , 2.00% , 06/25/45 . 9,290 8,296,062
Series 5105 , Class LA , 1.50% , 04/15/44 . 20,852 19,700,811
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes , Series 2019-
FTR2 , Class M1 , (SOFR 30 day Average +
1.06%), 6.40% , 11/25/48
(a) (b)
......... 81 80,536
Federal National Mortgage Association
Series 2011-48 , Class MG ,
4.00% , 06/25/26
(c)
.............. 265 260,755
Series 2011-84 , Class MG ,
4.00% , 09/25/26
(c)
.............. 362 355,492
Series 2020-79 , 1.50% , 11/25/50 ...... 6,540 5,697,684
Federal National Mortgage Association Variable
Rate Notes , Series 2022-65 , Class FB ,
(SOFR 30 day Average at 0.80% Floor and
6.00% Cap + 0.80%), 6.00% , 09/25/52
(a)
. 43,429 41,995,378
Government National Mortgage Association
Series 2013-131 , Class PA , 3.50% , 06/16/42 397 389,650
Series 2017-136 , Class GB ,
3.00% , 03/20/47 ............... 3,497 3,212,722
Series 2018-36 , Class AM , 3.00% , 07/20/45 8,114 7,713,224
Series 2020-127 , Class LP , 1.50% , 06/20/50 3,465 2,749,469
108,806,134
Commercial Mortgage-Backed Securities — 0.3%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates ,
Series KIR2 , Class A1 , 2.75% , 03/25/27 . 3,564 3,447,153
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series KJ47 , Class A2 ,
5.43% , 06/25/31
(a)
................ 9,380 9,691,684
13,138,837
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K121 , Class X1 ,
1.02% , 10/25/30 ................. 11,823 630,672
Government National Mortgage Association
Variable Rate Notes , Series 2012-120 ,
0.64% , 02/16/53 ................. 9,805 153,937
784,609
Mortgage-Backed Securities — 3.5%
Federal Home Loan Mortgage Corp.
3.00% , 09/01/32 - 02/01/36 .......... 2,466 2,309,695
4.00% , 02/01/34 - 06/01/37 .......... 12,381 12,243,326
4.50% , 07/01/47 - 03/01/49 .......... 39,626 39,281,802
(RFUCCT1Y at 1.63% Floor and 8.05% Cap
+ 1.63%), 7.63% , 10/01/45
(a)
....... 762 783,746
Federal National Mortgage Association Variable
Rate Notes
(a)
(RFUCCT1Y at 1.59% Floor and 7.94% Cap
+ 1.59%), 2.94% , 06/01/45 ........ 1,354 1,339,677
(RFUCCT1Y at 1.74% Floor and 8.77% Cap
+ 1.74%), 4.98% , 09/01/42 ........ 1,188 1,219,565

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
(RFUCCT1Y at 1.59% Floor and 8.13% Cap
+ 1.59%), 7.16% , 09/01/45 ........ USD 1,089 $ 1,114,469
(RFUCCT1Y at 1.59% Floor and 7.91% Cap
+ 1.59%), 7.59% , 11/01/45 ........ 115 118,506
Uniform Mortgage-Backed Securities
1.50% , 07/01/31 ................. 18,809 17,270,454
2.50% , 12/01/27 - 04/01/32 .......... 17,758 16,785,151
3.00% , 12/01/26 - 09/01/35 .......... 27,437 26,130,803
3.50% , 04/01/34 ................. 1,913 1,877,696
4.00% , 04/01/26 - 03/01/38 .......... 14,200 14,015,194
4.50% , 03/01/47 - 01/01/50 .......... 32,657 32,417,716
166,907,800
Total U.S. Government Sponsored Agency Securities — 9 .5%
(Cost: $ 469,419,191 ) ............................. 455,244,925
U.S. Treasury Obligations
U.S. Treasury Notes
4.00% , 02/15/26 ................. 80,890 80,520,308
4.63% , 03/15/26 - 11/15/26 .......... 350,875 355,712,402
3.75% , 04/15/26 ................. 72,740 72,063,745
3.63% , 05/15/26 ................. 72,580 71,737,959
4.13% , 06/15/26 ................. 74,075 74,057,638
4.50% , 07/15/26 ................. 80,000 80,743,750
4.38% , 08/15/26 - 12/15/26 .......... 209,310 211,203,801
Total U.S. Treasury Obligations — 19 .7%
(Cost: $ 939,003,337 ) ............................. 946,039,603
Total Long-Term Investments — 97.0%
(Cost: $ 4,695,855,424 ) ........................... 4,650,422,217
Security
Par (000)
Par (000) Value
Short-Term Securities
Commercial Paper — 2.0%
(k)
AT&T, Inc., 5.93%
,
02/21/24 ........... USD 20,000 $ 19,833,140
HSBC USA, Inc.
6.55% , 06/24/24 ................. 7,000 6,810,407
6.46% , 08/22/24 ................. 15,000 14,463,135
6.52% , 10/11/24
(b)
................ 15,000 14,347,980
NatWest Markets plc, 5.74%
,
02/26/24 .... 30,000 29,725,224
Societe Generale SA, 5.70%
,
03/06/24 .... 15,000 14,844,375
Total Commercial Paper — 2 .0%
(Cost: $ 99,917,633 ) .............................. 100,024,261
Shares
Shares
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.26%
(i) (l)
.................. 26,484,305 26,484,305
Total Money Market Funds — 0 .6%
(Cost: $ 26,484,305 ) .............................. 26,484,305
Total Short-Term Securities — 2.6%
(Cost: $ 126,401,938 ) ............................. 126,508,566
Total Investments — 99 .6%
(Cost: $ 4,822,257,362 ) ........................... 4,776,930,783
Other Assets Less Liabilities — 0.4% ................... 16,829,864
Net Assets — 100.0% ..............................
$ 4,793,760,647
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
When-issued security.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Affiliate of the Fund.
(j)
Rounds to less than 1,000.
(k)
Rates are discount rates or a range of discount rates as of period end.
(l)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Par/Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 72,766,327 $ — $ (46,282,022)
(a)
$ — $ — $ 26,484,305 26,484,305 $ 379,921 $ —
BlackRock Capital Finance LP ,
Series 1997-R2 , Class AP . — — — — — — 15,614 — —
$ — $ — $ 26,484,305 $ 379,921 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 14 03/07/24 $ 2,121 $ 53,589
U.S. Treasury 2-Year Note .................................................... 8,728 03/28/24 1,797,218 16,898,674
16,952,263
Short Contracts
Euro-Bobl ............................................................... 357 03/07/24 47,009 (609,087)
Euro-Schatz ............................................................. 277 03/07/24 32,581 (226,584)
U.S. Treasury 10-Year Note ................................................... 1,023 03/19/24 115,487 (2,031,180)
U.S. Treasury 10-Year Ultra Note ............................................... 786 03/19/24 92,760 (4,032,594)
U.S. Treasury Long Bond ..................................................... 347 03/19/24 43,353 (3,147,906)
U.S. Treasury Ultra Bond ..................................................... 62 03/19/24 8,283 (738,494)
U.S. Treasury 5-Year Note .................................................... 6,885 03/28/24 748,905 (16,461,087)
(27,246,932)
$ (10,294,669)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,898,141 CAD 9,222,000 Deutsche Bank AG 03/20/24 $ (68,974)
USD 53,384,323 EUR 48,721,000 Toronto Dominion Bank 03/20/24 (568,859)
USD 91,625,802 EUR 83,500,000 UBS AG 03/20/24 (841,320)
USD 30,038,020 GBP 23,700,000 State Street Bank and Trust Co. 03/20/24 (182,729)
$ (1,661,882)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5 .00 % Quarterly 12/20/28 USD 30 $ (1,774) $ (1,484) $ (290)
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1 .00 Quarterly 12/20/28 USD 76,900 (1,513,004) (1,184,598) (328,406)
$ (1,514,778) $ (1,186,082) $ (328,696)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.23% Annual 1-day TONAR Annual 11/24/25 JPY 17,391,247 $ (122,658) $ — $ (122,658)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day TONAR ........................................ Tokyo Overnight Average Rate ( 0 .04 ) %

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,039,536,994 $ 9,270,414 $ 1,048,807,408
Corporate Bonds
Aerospace & Defense .................................... — 50,006,137 — 50,006,137
Automobile Components .................................. — 9,895,598 — 9,895,598
Automobiles .......................................... — 26,341,522 — 26,341,522
Banks ............................................... — 285,532,901 — 285,532,901
Beverages ........................................... — 1,217,273 — 1,217,273
Biotechnology ......................................... — 20,069,330 — 20,069,330
Broadline Retail ........................................ — 652,407 — 652,407
Building Products ....................................... — 8,384,992 — 8,384,992
Capital Markets ........................................ — 143,261,781 — 143,261,781
Chemicals ............................................ — 8,843,895 — 8,843,895
Commercial Services & Supplies ............................. — 5,486,748 — 5,486,748
Communications Equipment ................................ — 722,831 — 722,831
Construction & Engineering ................................ — 5,033,062 — 5,033,062
Construction Materials .................................... — 2,502,515 — 2,502,515
Consumer Finance ...................................... — 98,926,027 — 98,926,027
Consumer Staples Distribution & Retail ........................ — 18,799,760 — 18,799,760
Containers & Packaging .................................. — 5,497,889 — 5,497,889
Distributors ........................................... — 119,419 — 119,419
Diversified Consumer Services .............................. — 826,005 — 826,005
Diversified REITs ....................................... — 39,510,031 — 39,510,031
Diversified Telecommunication Services ........................ — 20,757,981 — 20,757,981
Electric Utilities ........................................ — 81,799,911 — 81,799,911
Electrical Equipment ..................................... — 1,613,032 — 1,613,032
Electronic Equipment, Instruments & Components ................. — 34,316 — 34,316
Energy Equipment & Services .............................. — 4,564,250 — 4,564,250
Entertainment ......................................... — 1,015,820 — 1,015,820
Financial Services ...................................... — 55,849,773 — 55,849,773
Food Products ......................................... — 3,416,399 — 3,416,399
Gas Utilities ........................................... — 8,415,970 — 8,415,970
Ground Transportation ................................... — 43,657,345 — 43,657,345
Health Care Equipment & Supplies ........................... — 2,411,889 — 2,411,889
Health Care Providers & Services ............................ — 51,328,749 — 51,328,749
Health Care REITs ...................................... — 3,674,172 — 3,674,172
Health Care Technology .................................. — 513,296 — 513,296
Hotel & Resort REITs .................................... — 785,605 — 785,605

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

Level 1 Level 2 Level 3 Total
Hotels, Restaurants & Leisure .............................. $ — $ 17,887,428 $ — $ 17,887,428
Household Durables ..................................... — 11,394,953 — 11,394,953
Household Products ..................................... — 4,614,912 — 4,614,912
Independent Power and Renewable Electricity Producers ............ — 505,107 — 505,107
Industrial Conglomerates .................................. — 4,245,445 — 4,245,445
Insurance ............................................ — 6,560,989 — 6,560,989
IT Services ........................................... — 2,773,383 — 2,773,383
Leisure Products ....................................... — 35,472 — 35,472
Life Sciences Tools & Services .............................. — 2,574,505 — 2,574,505
Machinery ............................................ — 14,553,833 — 14,553,833
Media ............................................... — 23,849,412 — 23,849,412
Metals & Mining ........................................ — 15,742,833 — 15,742,833
Mortgage Real Estate Investment Trusts (REITs) .................. — 169,419 — 169,419
Multi-Utilities .......................................... — 47,302,392 — 47,302,392
Oil, Gas & Consumable Fuels ............................... — 204,719,105 — 204,719,105
Passenger Airlines ...................................... — 5,154,535 — 5,154,535
Personal Care Products .................................. — 415,103 — 415,103
Pharmaceuticals ....................................... — 16,030,512 — 16,030,512
Professional Services .................................... — 2,378,461 — 2,378,461
Real Estate Management & Development ....................... — 430,825 — 430,825
Retail REITs .......................................... — 2,556,554 — 2,556,554
Semiconductors & Semiconductor Equipment .................... — 23,559,782 — 23,559,782
Software ............................................. — 50,370,844 — 50,370,844
Specialized REITs ...................................... — 39,297,958 — 39,297,958
Specialty Retail ........................................ — 12,521,285 — 12,521,285
Technology Hardware, Storage & Peripherals .................... — 315,568 1,441,956 1,757,524
Textiles, Apparel & Luxury Goods ............................ — 239,656 — 239,656
Tobacco ............................................. — 60,784,992 — 60,784,992
Trading Companies & Distributors ............................ — 7,289,423 — 7,289,423
Wireless Telecommunication Services ......................... — 48,529,422 — 48,529,422
Floating Rate Loan Interests ................................. — 4,962,500 — 4,962,500
Foreign Agency Obligations ................................. — 56,843,481 — 56,843,481
Non-Agency Mortgage-Backed Securities ........................ — 498,809,605 — 498,809,605
U.S. Government Sponsored Agency Securities .................... — 455,244,925 — 455,244,925
U.S. Treasury Obligations ................................... — 946,039,603 — 946,039,603
Short-Term Securities
Commercial Paper ....................................... — 100,024,261 — 100,024,261
Money Market Funds ...................................... 26,484,305 — — 26,484,305
$ 26,484,305 $ 4,739,734,108 $ 10,712,370 $ 4,776,930,783
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 16,952,263 $ — $ — $ 16,952,263
Liabilities
Credit contracts ........................................... — (328,696) — (328,696)
Foreign currency exchange contracts ............................ — (1,661,882) — (1,661,882)
Interest rate contracts ....................................... (27,246,932) (122,658) — (27,369,590)
$ (10,294,669) $ (2,113,236) $ — $ (12,407,905)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Low Duration Bond Portfolio

Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PCL Public Company Limited
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TONAR Tokyo Overnight Average Rate